UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07807

Fidelity Revere Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Tax-Free Cash Central Fund Fidelity® Tax-Free Cash Central Fund

This semi-annual shareholder report contains information about Fidelity® Tax-Free Cash Central Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tax-Free Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$2,833,170,403
Number of Holdings	387
What did the Fund invest in?
(as of November 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	99.9

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 81.7
Tender Option Bond - 18.2
Net Other Assets (Liabilities) - 0.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915118.101    1335-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Securities Lending Cash Central Fund Fidelity® Securities Lending Cash Central Fund

This semi-annual shareholder report contains information about Fidelity® Securities Lending Cash Central Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Securities Lending Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$28,716,486,614
Number of Holdings	35
What did the Fund invest in?
(as of November 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	68.3
8-30	16.7
31-60	11.6
61-90	4.7
91-180	1.6

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 47.0
U.S. Treasury Obligations - 39.7
Non-Negotiable Time Deposit - 11.9
Commercial Paper - 4.3
Net Other Assets (Liabilities) - (2.9)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915117.101    761-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Municipal Cash Central Fund Fidelity® Municipal Cash Central Fund

This semi-annual shareholder report contains information about Fidelity® Municipal Cash Central Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$3,344,551,720
Number of Holdings	399
What did the Fund invest in?
(as of November 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	99.8

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 71.4
Tender Option Bond - 28.4
Net Other Assets (Liabilities) - 0.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915116.101    698-TSRS-0126

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Cash Central Fund Fidelity® Cash Central Fund

This semi-annual shareholder report contains information about Fidelity® Cash Central Fund for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$57,130,470,738
Number of Holdings	39
What did the Fund invest in?
(as of November 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	64.2
8-30	18.3
31-60	11.7
61-90	5.7
91-180	2.8

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 45.8
U.S. Treasury Obligations - 42.8
Non-Negotiable Time Deposit - 10.0
Commercial Paper - 4.1
Net Other Assets (Liabilities) - (2.7)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915115.101    693-TSRS-0126

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Tax-Free Cash Central Fund

Semi-Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Tax-Free Cash Central Fund
Schedule of Investments November 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Tender Option Bond - 18.2%
	Principal Amount (a)	Value ($)
Alabama - 0.7%
Alabama Infirmary Health Rev Participating VRDN Series 5065, 2.82% 2/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	5,700,000	5,700,000
Black Belt Energy Gas District Participating VRDN Series 2023 XM1127, 3% 6/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,800,000	2,800,000
Black Belt Energy Gas District Participating VRDN Series 2024 XM1190, 2.84% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	300,000	300,000
Black Belt Energy Gas District Participating VRDN Series 2025 XL0702, 2.84% 10/1/2035 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,300,000	1,300,000
Black Belt Energy Gas District Participating VRDN Series 2025 XM1233, 2.84% 3/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	300,000	300,000
East Alabama Health Care Auth Participating VRDN Series 2025 BAML5061, 2.99% 9/1/2054 (Liquidity Facility Bank of America, N.A.) (b)(c)	7,800,000	7,800,000
Southeast Alabama Gas Supply District Participating VRDN Series 2023 ZL0521, 2.84% 1/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,500,000	2,500,000
TOTAL ALABAMA		20,700,000
Alabama,Arizona - 0.1%
Jefferson County AL Board Ed Participating VRDN Series 2023 YX1319, 2.83% 2/1/2046 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,025,000	2,025,000
Arizona - 0.1%
Arizona Health Facilities Auth Rev Participating VRDN Series 2022 MIZ9101, 2.99% 3/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	200,000	200,000
Arizona Health Facs Auth Rev Participating VRDN Series 3384, 2.82% 1/1/2037 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	2,100,000	2,100,000
Mesa AZ Util Sys Rev Participating VRDN 2.84% 7/1/2046 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	700,000	700,000
TOTAL ARIZONA		3,000,000
Colorado - 0.1%
Regional Transn Dist CO Sales Participating VRDN Series 2025 CF7024, 2.82% 11/1/2033 (Liquidity Facility Citibank NA) (b)(c)	1,900,000	1,900,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Participating VRDN Series 2017 014, 2.83% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,545,000	4,545,000
Connecticut Gen. Oblig. Participating VRDN Series 2017 016, 2.83% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(c)	5,000,000	5,000,000
TOTAL CONNECTICUT		9,545,000
District Of Columbia - 0.3%
District Columbia Gen. Oblig. Participating VRDN 2.93% 1/1/2048 (Liquidity Facility UBS AG) (b)(c)	3,200,000	3,200,000
District Columbia Income Tax Rev Participating VRDN Series 2025 ZF3380, 2.82% 6/1/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	4,660,000	4,660,000
TOTAL DISTRICT OF COLUMBIA		7,860,000
District Of Columbia,Virginia - 0.0%
Metropolitan Washington Arpts Auth Dulles Toll Road Rev Participating VRDN Series 2019 XF0853, 2.83% 10/1/2044 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	835,000	835,000
Metropolitan Washington Arpts Auth Dulles Toll Road Rev Participating VRDN Series 2019 XG0267, 2.83% 10/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(c)	25,000	25,000
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		860,000
Florida - 2.0%
Broward Cnty Fla Convention Ctr Hotel Rev Participating VRDN 3.02% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	5,500,000	5,500,000
Broward Cnty Fla Convention Ctr Hotel Rev Participating VRDN Series 2023 XF1641, 2.89% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,300,000	2,300,000
County of Broward FL Tourist Development Tax Revenue Participating VRDN Series 2023 XL0429, 2.9% 9/1/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	460,000	460,000
Florida Dev Fin Corp Healthcare Facility Rev Participating VRDN 2.93% 2/1/2045 (Liquidity Facility Bank of America, N.A.) (b)(c)	1,600,000	1,600,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN 2.82% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	3,330,000	3,330,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XM1229, 2.82% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	1,200,000	1,200,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XM1246, 2.82% 11/15/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	1,000,000	1,000,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 ZF3394, 2.82% 11/15/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	3,150,000	3,150,000
Jacksonville Fla Spl Rev Participating VRDN Series 2025 XL0618, 2.95% 10/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,800,000	2,800,000
JEA FL Wtr & Swr Sys Rev Participating VRDN Series 2025 XM1219, 2.95% 10/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,620,000	2,620,000
Miami-Dade Cnty FL Sch Dist Participating VRDN Series 2025 CF7023, 2.84% 3/15/2047 (Liquidity Facility Citibank NA) (b)(c)	2,100,000	2,100,000
Miami-Dade County Expressway Auth Participating VRDN Series 2019 XG0252, 2.84% 7/1/2034 (Liquidity Facility Bank of America, N.A.) (b)(c)	1,300,000	1,300,000
Miami-Dade FL The Villages Apts Participating VRDN Series 2024 MIZ9196, 3% 5/14/2036 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	6,890,000	6,890,000
Palm Beach Cnty Fla Health Facs Auth Hosp Rev Participating VRDN Series 2022 XG0370, 2.89% 8/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)	400,000	400,000
Pasco County Fl Hosp Rev Participating VRDN Series 2023 XM1155, 2.82% 7/1/2030 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,000,000	1,000,000
South Miami FL Hlth Fcs Hsp Rv Participating VRDN 2.85% 8/15/2036 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,400,000	2,400,000
South Miami FL Hlth Fcs Hsp Rv Participating VRDN Series 2018 XG0173, 2.89% 8/15/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	900,000	900,000
Tampa Bay Water Participating VRDN Series 2023 ZL0485, 2.82% 10/1/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	1,665,000	1,665,000
Tampa FL Hosp Rev Participating VRDN Series 2025 XG0613, 2.82% 8/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	900,000	900,000
Volusia Cnty FL Hosp Rev Participating VRDN Series 5078, 2.95% 12/15/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	13,820,000	13,820,000
TOTAL FLORIDA		55,335,000
Georgia - 0.6%
Brookhaven Development Authority Participating VRDN Series 2023 XF1503, 2.95% 7/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	9,400,000	9,400,000
Burke County Indl Dev Auth Poll Cont Rev Participating VRDN 2.83% 11/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,000,000	1,000,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XF1554, 2.83% 1/1/2059 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	300,000	300,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XG0470, 2.83% 1/1/2059 (Liquidity Facility Bank of America, N.A.) (b)(c)	500,000	500,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XG0472, 2.83% 1/1/2063 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	2,500,000	2,500,000
Main Street Natural Gas Inc Participating VRDN Series 2023 XF1601, 2.82% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,000,000	1,000,000
Main Street Natural Gas Inc Participating VRDN Series 2023 XG0489, 2.82% 12/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,710,000	2,710,000
Main Street Natural Gas Inc Participating VRDN Series 2024 XM1187, 2.84% 6/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	300,000	300,000
Muni Elec Auth Of Georgia Participating VRDN Series 2019 XG0254, 2.84% 1/1/2063 (Liquidity Facility Bank of America, N.A.) (b)(c)	250,000	250,000
TOTAL GEORGIA		17,960,000
Illinois - 0.5%
Chicago Transit Auth Participating VRDN Series 2023 XG0487, 2.82% 12/1/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,660,000	3,660,000
IL Met Pier & Exp Auth Participating VRDN Series 2025 XF1905, 2.83% 6/15/2050 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	2,825,000	2,825,000
Illinois Fin Auth Participating VRDN 2.82% 5/15/2050 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,500,000	1,500,000
Illinois Gen. Oblig. Participating VRDN 2.84% 11/1/2029 (Liquidity Facility Bank of America, N.A.) (b)(c)	250,000	250,000
Illinois Gen. Oblig. Participating VRDN 2.84% 5/1/2039 (Liquidity Facility Bank of America, N.A.) (b)(c)	1,800,000	1,800,000
Illinois Gen. Oblig. Participating VRDN Series 2022 XL0260, 2.82% 3/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,200,000	1,200,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN 2.82% 1/1/2045 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	1,600,000	1,600,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN Series 2023 ZF3156, 2.82% 1/1/2041 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	2,165,000	2,165,000
Metropolitan Pier & Exposition Participating VRDN Series 2015 XF1045, 2.83% 6/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)	400,000	400,000
TOTAL ILLINOIS		15,400,000
Iowa - 0.0%
State of Iowa Board of Regents Participating VRDN 2.82% 9/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(c)	500,000	500,000
Kentucky - 0.3%
Commonspirit Health Participating VRDN Series 2020 MIZ9021, 2.89% 5/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	600,000	600,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1188, 2.84% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	300,000	300,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1189, 2.84% 8/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	300,000	300,000
Kentucky Property & Buildings Commission Rev Participating VRDN Series 2017 XG0113, 2.83% 4/1/2032 (Liquidity Facility Barclays Bank PLC) (b)(c)	5,600,000	5,600,000
Louisville & Jefferson KY Swr Sys Rev Participating VRDN 2.82% 5/15/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	800,000	800,000
TOTAL KENTUCKY		7,600,000
Michigan - 2.1%
Bronson MI Hlth Rev Participating VRDN Series 2025 XL0615, 2.82% 5/15/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,625,000	2,625,000
Michigan Fin Auth Rev Participating VRDN Series 2019 XF0782, 2.82% 2/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	230,000	230,000
Michigan Fin Auth Rev Participating VRDN Series 2023 XF1667, 2.82% 11/15/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,250,000	2,250,000
Michigan St Hosp Fin Auth Rev Participating VRDN 2.82% 11/15/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	2,500,000	2,500,000
Pittsburg Wtsw Participating VRDN 2.98% 5/15/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	52,000,000	52,000,000
TOTAL MICHIGAN		59,605,000
Minnesota - 0.2%
Duluth Econ Dev Auth Health Care Facs Rev Participating VRDN Series 2023 XG0523, 2.83% 2/15/2058 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,685,000	4,685,000
Missouri - 0.7%
Missouri Health & Edl Facilities Auth Participating VRDN Series 2023 XF1611, 2.83% 11/15/2045 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	3,750,000	3,750,000
Missouri Health & Edl Facilities Auth Rev Participating VRDN Series C 16, 2.84% 3/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	7,800,000	7,800,000
Missouri Health & Edl Facs Rev Participating VRDN Series C 23, 2.83% 6/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,200,000	3,200,000
Missouri Hlth & Edl Facs Rev Participating VRDN Series 2025 XF1841, 2.82% 4/1/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,670,000	2,670,000
Missouri St Hsg Dev Commn Single Family Mtg Rev Participating VRDN Series 2025 XF1885, 2.82% 11/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	1,250,000	1,250,000
Montana Hlth Facs Auth Rev Participating VRDN 2.82% 11/15/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	600,000	600,000
TOTAL MISSOURI		19,270,000
Nebraska - 0.2%
Central Plains Energy Proj Rev Participating VRDN Series 2022 ZL0301, 2.84% 5/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	145,000	145,000
Nebraska Invt Fin Auth Sfh Rev Participating VRDN Series 2024 XF1774, 2.82% 9/1/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,450,000	2,450,000
Nebraska Invt Fin Auth Sfh Rev Participating VRDN Series 2024 YX1335, 2.82% 9/1/2054 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,910,000	1,910,000
TOTAL NEBRASKA		4,505,000
New Jersey - 0.1%
New Jersey Trans Trust Fund Auth Participating VRDN 2.82% 6/15/2046 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,100,000	1,100,000
New Jersey Trans Trust Fund Auth Participating VRDN Series 2023 XF1557, 2.82% 6/15/2050 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	2,000,000	2,000,000
New Jersey Turnpike Authority Participating VRDN Series 2025 XM1278, 2.82% 1/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	1,100,000	1,100,000
TOTAL NEW JERSEY		4,200,000
New York - 0.5%
City of New York NY Gen. Oblig. Participating VRDN Series 2025 XL0612, 2.95% 2/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,100,000	2,100,000
New York City Gen. Oblig. Participating VRDN 2.82% 9/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,950,000	2,950,000
New York City Transitional Finance Authority Participating VRDN Series 2023 XF1660, 2.95% 5/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,750,000	3,750,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 XF1891, 2.95% 6/15/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,250,000	2,250,000
NY St Dorm Auth Revs Non St Supported Debt Participating VRDN Series 2025 XF1892, 2.95% 7/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	1,810,000	1,810,000
TOTAL NEW YORK		12,860,000
North Carolina - 0.0%
Charlotte NC Arpt Rev Participating VRDN Series 2025 YX1402, 2.82% 7/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,000,000	1,000,000
Ohio - 1.4%
Middletown Hosp Facilities Rev Participating VRDN Series 2024 BAML5056, 2.93% 11/15/2054 (Liquidity Facility Bank of America, N.A.) (b)(c)	30,300,000	30,300,000
Ohio Hosp Rev Participating VRDN Series C 18, 2.83% 1/15/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	300,000	300,000
Ohio Housing Finance Agency Participating VRDN Series 2024 XF1762, 2.82% 9/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	960,000	960,000
Ohio St Hsg Fin Agy Residential Mtg Rev Participating VRDN Series 2024 XL0540, 2.82% 9/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,325,000	3,325,000
University Cincinnati OH Gen Participating VRDN 2.95% 6/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,800,000	3,800,000
TOTAL OHIO		38,685,000
Oregon - 0.2%
Clackamas Cnty OR Sch Dist No 62 Participating VRDN Series 2023 XG0533, 2.83% 6/15/2049 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	3,905,000	3,905,000
Multinomah Or Adventist Health Participating VRDN 2.82% 3/1/2040 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	900,000	900,000
TOTAL OREGON		4,805,000
Pennsylvania - 1.3%
Allegheny County Arpt Auth Rev Participating VRDN Series 2024 XF1685, 2.82% 1/1/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	6,015,000	6,015,000
Geisinger Auth PA Hlth Sys Rev Participating VRDN Series 2025 XF3344, 2.82% 2/15/2045 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	2,000,000	2,000,000
Lehigh County Gen Purp Hosp Rev Participating VRDN 2.93% 7/1/2033 (Liquidity Facility Bank of America, N.A.) (b)(c)	2,475,000	2,475,000
Montgomery County Higher Ed & Health Auth Rev Participating VRDN Series 2023 XG0528, 2.83% 9/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	900,000	900,000
Pennsylvania Hsg Fin Agcy Multi Fam Hsg Dev Rev Participating VRDN 3% 9/19/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	2,600,000	2,600,000
Pennsylvania Turnpike Commission Participating VRDN Series 2025 XG0626, 2.82% 12/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	400,000	400,000
Philadelphia PA Auth For Indl Dev Hosp Rev Participating VRDN Series 2025 XL0621, 2.95% 7/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	7,100,000	7,100,000
Philadelphia PA Wtr & Wastewtr Rev Participating VRDN Series 2025 XM1300, 2.82% 9/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	300,000	300,000
Philadelphia School District Participating VRDN Series 2023 XG0536, 2.82% 9/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,500,000	2,500,000
Thomas Jefferson University Participating VRDN Series 2024 XF1769, 2.82% 11/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	900,000	900,000
Thomas Jefferson University Participating VRDN Series 5077, 2.82% 11/1/2064 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	9,400,000	9,400,000
Westmoreland Cnty PA Participating VRDN Series 2017 YX1075, 2.83% 8/15/2036 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,700,000	1,700,000
TOTAL PENNSYLVANIA		36,290,000
South Carolina - 0.5%
Patriots Energy Group Fing Agcy Participating VRDN Series 2023 XG0539, 2.82% 2/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,750,000	3,750,000
Prism Health SC Participating VRDN 2.82% 5/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	5,800,000	5,800,000
South Carolina Jobs Eda Hosp Participating VRDN 2.82% 11/1/2046 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,500,000	1,500,000
South Carolina Pub Svc Auth Rev Participating VRDN Series 2023 XF1548, 2.82% 12/1/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,000,000	3,000,000
TOTAL SOUTH CAROLINA		14,050,000
Tennessee - 2.0%
Chattanooga TN Commonspirit Health Participating VRDN Series 2025 XG0611, 2.82% 8/1/2049 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,970,000	1,970,000
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Participating VRDN Series 2025 CF7031, 2.82% 1/1/2042 (Liquidity Facility Citibank NA) (b)(c)	1,400,000	1,400,000
Sullivan County Health Ed And Hsg Board Participating VRDN 2.93% 9/1/2036 (Liquidity Facility Bank of America, N.A.) (b)(c)	54,155,000	54,155,000
TOTAL TENNESSEE		57,525,000
Texas - 2.0%
Board of Regents of the University of Texas System Participating VRDN Series 2025 XF3401, 2.82% 8/15/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	3,095,000	3,095,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev Participating VRDN Series 2023 XF3203, 2.94% 7/1/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	600,000	600,000
Harris Cnty TX Flood Ctl Dist Gen. Oblig. Participating VRDN 2.82% 10/1/2046 (Liquidity Facility Citibank NA) (b)(c)	1,300,000	1,300,000
Harris Cnty TX Gen. Oblig. Participating VRDN 2.82% 9/15/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	2,160,000	2,160,000
Harris County Children's Hosp Participating VRDN Series E 149, 2.82% 10/1/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,700,000	1,700,000
Lamar TX Isd Participating VRDN Series 2023 XM1103, 2.95% 2/15/2058 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,500,000	2,500,000
Lamar TX Isd Participating VRDN Series 2025 XF3446, 2.84% 2/15/2058 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	1,700,000	1,700,000
Lamar TX Isd Participating VRDN Series 2025 XX1391, 2.82% 2/15/2058 (Liquidity Facility Barclays Bank PLC) (b)(c)	900,000	900,000
Las Varas TX Multi Fam Hsg Auth Participating VRDN Series 2024 MIZ9171, 3% 9/26/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	7,475,000	7,475,000
Leander Independent School District Participating VRDN Series 2025 XM1327, 2.95% 8/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,430,000	3,430,000
Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2024 MIZ9195, 2.89% 7/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	3,400,000	3,400,000
North Ft Bend Wtr Auth Tex Wtrsys Rev Participating VRDN Series 2023 XL0422, 2.9% 12/15/2058 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	215,000	215,000
Northwest Tex Indpt Sch Dist Participating VRDN Series 2025 XF1975, 2.82% 2/15/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,500,000	1,500,000
Princeton TX Indpt Sch Dist Participating VRDN Series 2023 XF3192, 2.81% 2/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	3,125,000	3,125,000
San Antonio TX Elec & Gas Rev Participating VRDN 2.95% 2/1/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,100,000	2,100,000
San Antonio TX Gen. Oblig. Participating VRDN 2.82% 8/1/2039 (Liquidity Facility Citibank NA) (b)(c)	1,200,000	1,200,000
Tarrant County Cultural Ed Facilities Fin Corp Rev Participating VRDN Series 2022 XG0399, 2.82% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,750,000	3,750,000
Texas Wtr Dev Brd Participating VRDN Series 2023 XF3154, 2.82% 10/15/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	2,000,000	2,000,000
Texas Wtr Dev Brd Participating VRDN Series 2023 ZF1678, 2.82% 10/15/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,420,000	3,420,000
Texas Wtr Dev Brd Participating VRDN Series 2025 ZL0662, 2.82% 10/15/2059 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	1,640,000	1,640,000
Travis TX Hog Eye Apts Participating VRDN Series 2024 MIZ9197, 3% 2/1/2068 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	2,900,000	2,900,000
Tuloso Midway TX Indpt Sch Dst Participating VRDN 2.95% 8/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,830,000	2,830,000
Waller TX Indpt Sch Dist Participating VRDN Series 2025 XG0596, 2.82% 2/15/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,405,000	3,405,000
TOTAL TEXAS		56,345,000
Utah - 0.1%
Downtown Revitalization Pub Infrastructure Dist Utah Sales Tax Rev Participating VRDN Series 2025 XF1958, 2.82% 6/1/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,080,000	3,080,000
Virginia - 0.5%
Norfolk Econ Dev Health Care Facs Participating VRDN 2.83% 11/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,000,000	3,000,000
Suffolk Econ Dev Auth Hosp Facs Rev Participating VRDN Series 2020 MIZ9025, 2.89% 11/1/2035 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	7,600,000	7,600,000
Virginia Small Business Fing Auth Healthcare Facs Rev Participating VRDN 3% 12/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,500,000	3,500,000
TOTAL VIRGINIA		14,100,000
Washington - 0.5%
Multicare Health Sys Participating VRDN Series E 153, 2.82% 8/15/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,600,000	3,600,000
Seattle WA Mun Lt & Pwr Rev Participating VRDN Series 2023 XL0482, 2.95% 7/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	8,970,000	8,970,000
Washington Health Care Facs Auth Rev Participating VRDN Series 2023 XF1514, 2.83% 10/1/2044 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	2,025,000	2,025,000
TOTAL WASHINGTON		14,595,000
West Virginia - 0.2%
West Virginia Hosp Fin Auth Hosp Rev Participating VRDN Series 2023 XF1537, 2.83% 6/1/2053 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	5,520,000	5,520,000
Wisconsin - 0.7%
Wisconsin Health & Edl Facilities Auth Rev Participating VRDN 2.99% 2/15/2040 (Liquidity Facility Bank of America, N.A.) (b)(c)	21,100,000	21,100,000
TOTAL TENDER OPTION BOND (Cost $514,905,000)		514,905,000

Variable Rate Demand Note - 81.7%
	Principal Amount (a)	Value ($)
Alabama - 2.8%
Columbia AL Indl Dev Brd Pcr (Alabama Power & Light Proj.) Series 2014A, 2.9% 12/1/2037 VRDN (b)	17,055,000	17,055,000
Columbia AL Indl Dev Brd Pcr (Alabama Power & Light Proj.) Series 2014B, 2.9% 12/1/2037 VRDN (b)	39,700,000	39,700,000
Eutaw AL Idl Dev Bd Pln Ctl Rv (Alabama Power & Light Proj.) 2.9% 6/1/2028 VRDN (b)	9,700,000	9,700,000
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 2.9% 6/1/2034 VRDN (b)	7,420,000	7,420,000
Mobile Cnty AL Ind Dev Auth Polutn Ctrl (Exxon Capital Ventures Inc Proj.) 2.85% 7/15/2032 (Exxon Mobil Corp Guaranteed) VRDN (b)	5,995,000	5,995,000
TOTAL ALABAMA		79,870,000
Alaska - 0.7%
Valdez Alaska Marine Term Rev (Conocophillips Company Proj.) 2.7% 3/1/2035 (ConocoPhillips Guaranteed) VRDN (b)	4,600,000	4,600,000
Valdez Alaska Marine Term Rev (Conocophillips Company Proj.) 2.95% 5/1/2031 (ConocoPhillips Guaranteed) VRDN (b)	2,700,000	2,700,000
Valdez Alaska Marine Term Rev (Exxon Capital Ventures Inc Proj.) 2.85% 12/1/2029 (Exxon Mobil Corp Guaranteed) VRDN (b)	4,900,000	4,900,000
Valdez Alaska Marine Term Rev (Exxon Pipeline Co Proj.) 2.85% 12/1/2033 (Exxon Mobil Corp Guaranteed) VRDN (b)	6,800,000	6,800,000
TOTAL ALASKA		19,000,000
Arizona - 0.9%
Arizona Brd Regents AZ St Univ Sys Rev (Arizona St Univ Revs Proj.) Series 2025C, 2.75% 7/1/2055 VRDN (b)	4,700,000	4,700,000
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) Series 2019 A, 2.85% 2/1/2048, LOC TD Bank NA VRDN (b)	11,230,000	11,230,000
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) Series 2019B, 2.85% 2/1/2048, LOC TD Bank NA VRDN (b)	1,060,000	1,060,000
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024B, 2.85% 12/1/2048, LOC JPMorgan Chase Bank NA VRDN (b)	3,020,000	3,020,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3% 5/1/2029 VRDN (b)	6,300,000	6,300,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3% 5/1/2029 VRDN (b)	200,000	200,000
TOTAL ARIZONA		26,510,000
Colorado - 0.6%
Colorado Health Facilities Authority (Childrens Hospital Assoc, Co Proj.) Series 2020A, 2.85% 12/1/2052, LOC TD Bank NA VRDN (b)	5,110,000	5,110,000
Colorado Health Facilities Authority (Childrens Hospital Assoc, Co Proj.) Series 2020B, 2.9% 12/1/2052, LOC TD Bank NA VRDN (b)	7,405,000	7,405,000
University of Colorado Hospital Authority Series 2018B, 2.85% 11/15/2035 VRDN (b)	5,575,000	5,575,000
TOTAL COLORADO		18,090,000
Connecticut - 0.8%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 2.79% 11/15/2048 (Liquidity Facility TD Bank NA) VRDN (b)	1,200,000	1,200,000
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2018 B 3, 2.77% 11/15/2048 (Liquidity Facility Royal Bank of Canada) VRDN (b)	1,025,000	1,025,000
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series C 3, 2.77% 11/15/2045 (Liquidity Facility Royal Bank of Canada) VRDN (b)	7,300,000	7,300,000
Connecticut St Health & Edl Facs Auth Revenue (Yale-New Haven Hospital Inc Proj.) Series 2024C 1, 2.7% 7/1/2060 VRDN (b)	12,100,000	12,100,000
TOTAL CONNECTICUT		21,625,000
Delaware - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 2.96% 10/1/2028 VRDN (b)	800,000	800,000
District Of Columbia - 0.3%
District Columbia Hsg Fin Mult (Park 7 Gp Llc Proj.) Series 2012, 2.82% 2/1/2046, LOC Freddie Mac Non Gold Pool VRDN (b)	1,880,000	1,880,000
District Columbia Rev (Childrens National Med Ctr, Dc Proj.) Series 2025, 2.83% 7/15/2049, LOC Truist Bank VRDN (b)	6,100,000	6,100,000
TOTAL DISTRICT OF COLUMBIA		7,980,000
Florida - 2.8%
Escambia Cnty FL Solid Wste (Florida Pwr & Lt Co Proj.) Series 2ND, 3% 4/1/2039 VRDN (b)	3,300,000	3,300,000
Escambia Cnty FL Solid Wste (Florida Pwr & Lt Co Proj.) Series FIRST 2009, 2.8% 4/1/2039 VRDN (b)	3,800,000	3,800,000
FL Pcr Power And Light (Florida Pwr & Lt Co Proj.) 3% 5/1/2029 VRDN (b)	2,500,000	2,500,000
Gainesville FL Utils Sys Rev Series 2019C, 2.93% 10/1/2047, LOC Bank of America NA VRDN (b)	14,300,000	14,300,000
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2021 D 2, 2.9% 11/15/2055 VRDN (b)	14,710,000	14,710,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) 2.85% 11/15/2054 (Liquidity Facility PNC Bank NA) VRDN (b)	18,730,000	18,730,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) 2.85% 11/15/2054 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (b)	7,070,000	7,070,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024 G, 2.7% 11/15/2044 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (b)	5,200,000	5,200,000
Orange Cnty FL Health Facs (Nemours Foundation Proj.) Series 2009B, 2.81% 1/1/2039, LOC TD Bank NA VRDN (b)	3,525,000	3,525,000
Orange Cnty FL Health Facs (Orlando Health Proj.) 2.75% 10/1/2026, LOC TD Bank NA VRDN (b)	2,280,000	2,280,000
Palm Beach Cnty FL Rev (Raymond F Kravis Center For The Performing Arts Inc Proj.) 2.82% 7/1/2032, LOC Northern Trust CO Chicago VRDN (b)	3,110,000	3,110,000
TOTAL FLORIDA		78,525,000
Georgia - 1.8%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 2.9% 7/1/2049 VRDN (b)	900,000	900,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2018, 2.9% 11/1/2052 VRDN (b)	15,200,000	15,200,000
Coweta Cnty GA Dev Au Poll Ctl (Georgia Power Co Proj.) 2.95% 6/1/2032 VRDN (b)	1,000,000	1,000,000
Effingham Cnty GA Indl Dev Auth Pollution Ctl Rev (Georgia Power Co Proj.) 2.96% 2/1/2038 VRDN (b)	3,200,000	3,200,000
Heard Cnty GA Dev Auth Poll Cont Rev (Georgia Power Co Proj.) 2.9% 9/1/2029 VRDN (b)	20,300,000	20,300,000
Monroe Cnty GA Dev Auth Pcr (Florida Pwr & Lt Co Proj.) Series 2010 1, 2.85% 6/1/2049 VRDN (b)	500,000	500,000
Monroe Cnty GA Dev Auth Pcr (Florida Pwr & Lt Co Proj.) Series FIRST 2002, 2.93% 9/1/2037 VRDN (b)	1,900,000	1,900,000
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 2.95% 4/1/2032 VRDN (b)	6,900,000	6,900,000
TOTAL GEORGIA		49,900,000
Illinois - 2.5%
Illinois Dev Fin Auth Rev (Glenwood School For Boys, Il Proj.) 3.07% 2/1/2033, LOC Northern Trust CO Chicago VRDN (b)	700,000	700,000
Illinois Fin Auth Rev (Chicago Symphony Orchestra Proj.) 2.78% 5/1/2048, LOC PNC Bank NA VRDN (b)	26,400,000	26,400,000
Illinois Fin Auth Rev (Illinois College Proj.) 2.75% 10/1/2030, LOC US Bank NA/Cincinnati OH VRDN (b)	4,695,000	4,695,000
Illinois Fin Auth Rev (Little Co Mary Sis Hltcr Sy,Il Proj.) 2.79% 8/15/2035, LOC TD Bank NA VRDN (b)	1,090,000	1,090,000
Illinois Fin Auth Rev (The Latin School Of Chicago Proj.) 2.85% 8/1/2035, LOC JPMorgan Chase Bank NA VRDN (b)	3,230,000	3,230,000
Illinois Fin Auth Rev (University Of Chicago Hosps,Il Proj.) 2.8% 8/1/2043, LOC TD Bank NA VRDN (b)	14,790,000	14,790,000
Illinois Fin Auth Rev (University Of Chicago Hosps,Il Proj.) 2.8% 8/1/2043, LOC TD Bank NA VRDN (b)	13,725,000	13,725,000
Lake Cnty Ill Multifamily Hsg Rev (Whispering Oaks Associates Lp Proj.) 2.82% 11/1/2045, LOC Freddie Mac Non Gold Pool VRDN (b)	5,200,000	5,200,000
TOTAL ILLINOIS		69,830,000
Indiana - 1.0%
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 2.85% 11/1/2039, LOC TD Bank NA VRDN (b)	6,800,000	6,800,000
Indiana Mun Pwr Agy Pwr Supply Series 2019 B, 2.9% 1/1/2042, LOC Truist Bank VRDN (b)	3,550,000	3,550,000
Indiana St Fin Auth Environmental Rev (Arcelormittal Sa Luxembourg Proj.) 2.85% 6/1/2035, LOC Cooperatieve Rabobank UA/NY VRDN (b)	1,500,000	1,500,000
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 2.85% 12/1/2039, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	3,325,000	3,325,000
Indiana St Fin Auth Rev (Ascension Health Credit Group Proj.) 2.73% 11/15/2036 VRDN (b)	1,300,000	1,300,000
Indiana St Fin Auth Rev (Trinity Health Proj.) 2.8% 12/1/2034 VRDN (b)	12,200,000	12,200,000
TOTAL INDIANA		28,675,000
Iowa - 1.6%
Iowa Fin Auth Health Facs Rev (Unitypoint Health Proj.) Series 2013B 1, 2.85% 2/15/2039, LOC TD Bank NA VRDN (b)	11,050,000	11,050,000
Iowa Fin Auth Health Facs Rev (Unitypoint Health Proj.) Series 2013B 2, 2.85% 2/15/2039, LOC TD Bank NA VRDN (b)	10,900,000	10,900,000
Iowa Fin Auth Pollutn Ctl Fac Rev (Midamerican Energy Co Proj.) Series 2016A, 2.85% 9/1/2036 VRDN (b)	7,600,000	7,600,000
Iowa Fin Auth Rev (Unitypoint Health Proj.) Series 2018 F, 2.85% 7/1/2041, LOC TD Bank NA VRDN (b)	14,410,000	14,410,000
TOTAL IOWA		43,960,000
Kansas - 1.3%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.9% 9/1/2035 VRDN (b)	4,200,000	4,200,000
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.9% 9/1/2035 VRDN (b)	2,650,000	2,650,000
Kansas St Dv Fn Ath Health Fac (University Of Kansas Hospital Authority Proj.) 2.85% 3/1/2041, LOC US Bank NA/Cincinnati OH VRDN (b)	17,680,000	17,680,000
LA Cygne KS Pollution Ctl Rev (Evergy Kansas South Proj.) 2.85% 4/15/2027 VRDN (b)	3,040,000	3,040,000
St Marys Kans Pollutn Ctl Rev (Evergy Kansas South Proj.) 2.85% 4/15/2032 VRDN (b)	900,000	900,000
University Kansas Hosp Auth Hlth Fac Rev 2.85% 9/1/2034, LOC US Bank NA/Cincinnati OH VRDN (b)	8,100,000	8,100,000
Wamego Kansas Pcr (Evergy Kansas South Proj.) 2.85% 4/15/2032 VRDN (b)	1,600,000	1,600,000
TOTAL KANSAS		38,170,000
Kentucky - 1.9%
Kentucky Bond Development Corp (Baptist Health Obligated Group Proj.) Series 2025 B, 2.88% 8/15/2055, LOC Truist Bank VRDN (b)	6,400,000	6,400,000
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 2.7% 10/1/2039, LOC PNC Bank NA VRDN (b)	6,155,000	6,155,000
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 2.85% 10/1/2039, LOC PNC Bank NA VRDN (b)	19,620,000	19,620,000
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023C, 2.88% 10/1/2053, LOC Truist Bank VRDN (b)	14,600,000	14,600,000
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023D, 2.88% 10/1/2053, LOC Truist Bank VRDN (b)	6,100,000	6,100,000
TOTAL KENTUCKY		52,875,000
Louisiana - 5.4%
East Baton Rouge Parish LA Inc Indl Dev Brd Rev (Exxon Capital Ventures Inc Proj.) 2.87% 8/1/2035 (Exxon Mobil Corp Guaranteed) VRDN (b)	21,920,000	21,920,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 2.7% 12/1/2039 VRDN (b)	15,000,000	15,000,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 2.7% 8/1/2049 VRDN (b)	42,000,000	42,000,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 2.87% 8/1/2043 VRDN (b)	4,000,000	4,000,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 2.9% 12/1/2043 VRDN (b)	16,250,000	16,250,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 2.9% 5/1/2042 VRDN (b)	12,400,000	12,400,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 3.05% 8/1/2050 VRDN (b)	10,400,000	10,400,000
Louisiana St Gas & Fuel Tax Rv 2.85% 5/1/2043, LOC Toronto-Dominion Bank/NY VRDN (b)	13,515,000	13,515,000
Louisiana St Gas & Fuel Tax Rv 2.85% 5/1/2043, LOC Toronto-Dominion Bank/NY VRDN (b)	11,980,000	11,980,000
St James Parish LA Rev (Nucor Corp Proj.) 3% 11/1/2040 VRDN (b)	3,200,000	3,200,000
St James Parish LA Rev (Nucor Corp Proj.) 3.04% 11/1/2040 VRDN (b)	1,075,000	1,075,000
TOTAL LOUISIANA		151,740,000
Maryland - 0.8%
Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health Sys Corp Proj.) 2.8% 6/1/2048, LOC TD Bank NA VRDN (b)	10,755,000	10,755,000
Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health Sys Corp Proj.) 2.8% 6/1/2048, LOC TD Bank NA VRDN (b)	9,050,000	9,050,000
Montgomery Cnty MD Hsg Oppt Rv 2.81% 1/1/2049, LOC TD Bank NA VRDN (b)	4,245,000	4,245,000
TOTAL MARYLAND		24,050,000
Massachusetts - 0.7%
Massachusetts Development Finance Agency (Childrens Hospital, Ma Proj.) Series 2024 U 1, 2.8% 3/1/2048, LOC TD Bank NA VRDN (b)	5,735,000	5,735,000
Massachusetts Development Finance Agency (Childrens Hospital, Ma Proj.) Series 2024 U 2, 2.8% 3/1/2048, LOC TD Bank NA VRDN (b)	9,600,000	9,600,000
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) Series 196, 2.79% 12/1/2048 (Liquidity Facility TD Bank NA) VRDN (b)	3,125,000	3,125,000
Massachusetts St Hlth & Ed Fac (Baystate Health System Inc Proj.) 2.8% 7/1/2044, LOC TD Bank NA VRDN (b)	2,035,000	2,035,000
TOTAL MASSACHUSETTS		20,495,000
Michigan - 3.0%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 2.81% 7/1/2041, LOC JPMorgan Chase Bank NA VRDN (b)	5,465,000	5,465,000
Michigan Finance Authority (Corewell Health Proj.) Series 2025D, 2.73% 1/15/2055 VRDN (b)	63,900,000	63,900,000
Michigan St Strategic Fd Ltd Oblig Rev (Air Products & Chemicals Inc Proj.) 2.87% 12/1/2042 VRDN (b)	15,520,000	15,520,000
Michigan St Strategic Fd Ltd Oblig Rev (Kroger Co Proj.) 2.83% 1/1/2026, LOC Bank of Nova Scotia NY Brh VRDN (b)	700,000	700,000
TOTAL MICHIGAN		85,585,000
Mississippi - 3.2%
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Corp New Proj.) 2.85% 11/1/2035 VRDN (b)	16,000,000	16,000,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Corp New Proj.) 2.9% 11/1/2035 VRDN (b)	4,405,000	4,405,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Usa Inc Proj.) 2.85% 12/1/2030 (Chevron Corp Guaranteed) VRDN (b)	17,195,000	17,195,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Usa Inc Proj.) 2.85% 12/1/2030 (Chevron Corp Guaranteed) VRDN (b)	4,910,000	4,910,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Usa Inc Proj.) 2.9% 12/1/2030 (Chevron Corp Guaranteed) VRDN (b)	27,235,000	27,235,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Usa Inc Proj.) 2.9% 12/1/2030 (Chevron Corp Guaranteed) VRDN (b)	12,955,000	12,955,000
Mississippi Business Fin Corp Port Fac Rev (Chevron Usa Inc Proj.) Series 2023, 2.85% 6/1/2043 (Chevron Corp Guaranteed) VRDN (b)	5,600,000	5,600,000
Mississippi Dev Bank Spl Oblig (Jackson Cnty Ms Port Fac Rev Proj.) 2.9% 12/1/2039 (Chevron Corp Guaranteed) VRDN (b)	2,085,000	2,085,000
TOTAL MISSISSIPPI		90,385,000
New Hampshire - 0.7%
National Fin Auth NH Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 B, 2.85% 11/1/2064, LOC Truist Bank VRDN (b)	16,300,000	16,300,000
National Fin Auth NH Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 C, 2.82% 11/1/2064, LOC Truist Bank VRDN (b)	2,600,000	2,600,000
TOTAL NEW HAMPSHIRE		18,900,000
New York - 14.8%
City of New York NY Gen. Oblig. 2.85% 4/1/2036 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	2,800,000	2,800,000
City of New York NY Gen. Oblig. 2.85% 5/1/2052 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	12,300,000	12,300,000
City of New York NY Gen. Oblig. 2.9% 4/1/2038 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)	13,980,000	13,980,000
City of New York NY Gen. Oblig. Series 2013 A 3, 2.85% 10/1/2040 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	19,915,000	19,915,000
City of New York NY Gen. Oblig. Series 2013 SUB A 2, 2.85% 10/1/2038 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	2,685,000	2,685,000
City of New York NY Gen. Oblig. Series 2014 D 4, 2.85% 8/1/2040, LOC TD Bank NA VRDN (b)	18,715,000	18,715,000
City of New York NY Gen. Oblig. Series 2015 F 5, 2.85% 6/1/2044 (Liquidity Facility Barclays Bank PLC) VRDN (b)	4,600,000	4,600,000
City of New York NY Gen. Oblig. Series 2017 A 7, 2.87% 8/1/2044 (Liquidity Facility BMO Bank NA) VRDN (b)	5,200,000	5,200,000
City of New York NY Gen. Oblig. Series B 5, 2.85% 10/1/2046 (Liquidity Facility Barclays Bank PLC) VRDN (b)	4,600,000	4,600,000
City of New York NY Gen. Oblig. Series FISCAL 2014I SUB I 3, 2.9% 3/1/2044 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)	17,200,000	17,200,000
City of New York NY Gen. Oblig. Series FISCAL 2019 D 4, 2.85% 12/1/2047 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	4,700,000	4,700,000
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 3, 2.85% 9/1/2049 (Liquidity Facility Bank of Montreal/Chicago IL) VRDN (b)	13,175,000	13,175,000
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 4, 2.85% 9/1/2049 (Liquidity Facility Toronto Dominion Bank) VRDN (b)	5,285,000	5,285,000
City of New York NY Series FISCAL 2017A SUB A4, 2.9% 8/1/2044 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	5,880,000	5,880,000
Metropolitan Transn Auth NY Rv 2.85% 11/1/2030, LOC Bank of America NA VRDN (b)	5,970,000	5,970,000
Metropolitan Transn Auth NY Rv 2.85% 11/1/2035, LOC Bank of America NA VRDN (b)	11,400,000	11,400,000
Metropolitan Transn Auth NY Rv Series 2015 E 3, 2.85% 11/15/2050, LOC Bank of America NA VRDN (b)	9,800,000	9,800,000
Metropolitan Transn Auth NY Rv Series SUB 2002D 2A 1, 2.85% 11/1/2032, LOC Truist Bank VRDN (b)	13,000,000	13,000,000
Metropolitan Transn Auth NY Rv Series SUB 2002D 2B, 2.9% 11/1/2032, LOC Truist Bank VRDN (b)	13,100,000	13,100,000
Metropolitan Transn Auth NY Rv Series SUB 2005D 1, 2.85% 11/1/2035, LOC Truist Bank VRDN (b)	8,520,000	8,520,000
Metropolitan Transn Auth NY Rv Series SUB 2012G 3, 2.85% 11/1/2031, LOC Royal Bank of Canada/New York NY VRDN (b)	7,590,000	7,590,000
New York City Transitional Finance Authority (New York N Y City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 A 2, 2.85% 5/1/2055 (Liquidity Facility Bank of America NA) VRDN (b)	6,480,000	6,480,000
New York NY City Indl Dev Agy (Various Capital Projects) 2.85% 5/1/2033, LOC Bank of America NA VRDN (b)	2,400,000	2,400,000
New York NY City Transitional Fin Auth Rev Series 2011 A 4, 2.85% 8/1/2039 (Liquidity Facility Barclays Bank PLC) VRDN (b)	2,600,000	2,600,000
New York NY City Transitional Fin Auth Rev Series 2013 FISCAL A 4, 2.85% 8/1/2039 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	16,500,000	16,500,000
New York NY City Transitional Fin Auth Rev Series 2014 B 3, 2.85% 11/1/2042 (Liquidity Facility Barclays Bank PLC) VRDN (b)	7,420,000	7,420,000
New York NY City Transitional Fin Auth Rev Series 2015 E 3, 2.85% 2/1/2045 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	1,050,000	1,050,000
New York NY City Transitional Fin Auth Rev Series 2015 E 4, 2.85% 2/1/2045 (Liquidity Facility Bank of America NA) VRDN (b)	3,500,000	3,500,000
New York NY City Transitional Fin Auth Rev Series 2016 E 4, 2.85% 2/1/2045 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	1,500,000	1,500,000
New York NY City Transitional Fin Auth Rev Series A-3, 2.86% 8/1/2043 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	10,045,000	10,045,000
New York NY City Transitional Fin Auth Rev Series B 5, 2.9% 8/1/2042 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)	2,800,000	2,800,000
New York NY City Transitional Fin Auth Rev Series D 3, 2.85% 2/1/2044 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	2,400,000	2,400,000
New York NY Cty Hsg Dev Corp Multifamily Rev (Kibel Family Proj.) 2.9% 3/15/2036, LOC Fannie Mae VRDN (b)	5,975,000	5,975,000
New York NY Cty Muni Wtr Fin Auth 2.8% 6/15/2038 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	8,200,000	8,200,000
New York NY Cty Muni Wtr Fin Auth 2.8% 6/15/2039 (Liquidity Facility UBS AG/Stamford CT) VRDN (b)	7,200,000	7,200,000
New York NY Cty Muni Wtr Fin Auth 2.85% 6/15/2039 (Liquidity Facility UBS AG/Stamford CT) VRDN (b)	9,870,000	9,870,000
New York NY Cty Muni Wtr Fin Auth 2.85% 6/15/2043 (Liquidity Facility TD Bank NA) VRDN (b)	3,485,000	3,485,000
New York NY Cty Muni Wtr Fin Auth 2.85% 6/15/2044 (Liquidity Facility Bank of America NA) VRDN (b)	1,300,000	1,300,000
New York NY Cty Muni Wtr Fin Auth 2.85% 6/15/2044 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	10,775,000	10,775,000
New York NY Cty Muni Wtr Fin Auth 2.9% 6/15/2043 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	1,000,000	1,000,000
New York NY Cty Muni Wtr Fin Auth 2.9% 6/15/2043 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)	2,300,000	2,300,000
New York NY Cty Muni Wtr Fin Auth Series 2014 AA 3, 2.85% 6/15/2049 (Liquidity Facility TD Bank NA) VRDN (b)	8,685,000	8,685,000
New York NY Cty Muni Wtr Fin Auth Series 2014AA 4, 2.85% 6/15/2049 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	1,400,000	1,400,000
New York NY Cty Muni Wtr Fin Auth Series 2016 AA 1, 2.85% 6/15/2048 (Liquidity Facility Bank of America NA) VRDN (b)	9,910,000	9,910,000
New York NY Cty Muni Wtr Fin Auth Series AA 1, 2.85% 6/15/2050 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	2,700,000	2,700,000
New York NY Cty Muni Wtr Fin Auth Series AA 5, 2.85% 6/15/2048 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	13,850,000	13,850,000
New York NY Cty Muni Wtr Fin Auth Series BB 1, 2.85% 6/15/2049 (Liquidity Facility Bank of America NA) VRDN (b)	2,900,000	2,900,000
New York NY Cty Muni Wtr Fin Auth Series BB 1A, 2.9% 6/15/2049 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	12,215,000	12,215,000
New York NY Cty Muni Wtr Fin Auth Series BB 1B, 2.9% 6/15/2049 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	4,900,000	4,900,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021 SUB EE 1, 2.9% 6/15/2045 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)	10,945,000	10,945,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2023 CC, 2.85% 6/15/2053 (Liquidity Facility Barclays Bank PLC) VRDN (b)	1,000,000	1,000,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2025 SUB EE 1, 2.85% 6/15/2055 (Liquidity Facility TD Bank NA) VRDN (b)	1,325,000	1,325,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2025 SUB EE 2, 2.84% 6/15/2055 (Liquidity Facility Bank of New York Mellon) VRDN (b)	4,600,000	4,600,000
New York St Hsg Fin Agy Rev (Various Capital Projects) Series 2013A, 2.9% 11/1/2046, LOC Landesbank Hess-Thurngn (Ungtd) NY Br VRDN (b)	4,050,000	4,050,000
New York St Hsg Fin Agy Rev (Various Capital Projects) Series 2014A, 2.9% 11/1/2046, LOC Landesbank Hess-Thurngn (Ungtd) NY Br VRDN (b)	3,255,000	3,255,000
NY Mta Dedicated Tax Fund Series 2008A 1, 2.85% 11/1/2031, LOC TD Bank NA VRDN (b)	10,995,000	10,995,000
Triborough Brdg & Tunl NY Revs Series 2005 B 4C, 2.9% 1/1/2031, LOC US Bank NA/Cincinnati OH VRDN (b)	11,285,000	11,285,000
Triborough Brdg & Tunl NY Revs Series 2005B 4A, 2.85% 1/1/2032, LOC TD Bank NA VRDN (b)	7,060,000	7,060,000
TOTAL NEW YORK		418,290,000
North Carolina - 3.3%
Atrium Health (Carolinas Healthcare System Proj.) 2.85% 1/15/2044, LOC TD Bank NA VRDN (b)	41,670,000	41,670,000
Lower Cape Fear N C Wtr & Swr Auth Spl Fac Rev (Smithfield Foods Proj.) 2.89% 12/1/2034, LOC Cooperatieve Rabobank UA/NY VRDN (b)	1,100,000	1,100,000
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 55 B, 2.85% 1/1/2050 (Liquidity Facility TD Bank NA) VRDN (b)	10,380,000	10,380,000
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 B, 2.85% 1/1/2057 (Liquidity Facility Royal Bank of Canada) VRDN (b)	17,900,000	17,900,000
North Carolina Med Care Commn Health Care Facs Rev (Firsthealth Of Carolinas Proj.) Series 2017C, 2.88% 10/1/2039, LOC Truist Bank VRDN (b)	12,900,000	12,900,000
North Carolina Med Care Commn Health Care Facs Rev (Firsthealth Of Carolinas Proj.) Series 2017D, 2.88% 10/1/2032, LOC Truist Bank VRDN (b)	6,250,000	6,250,000
Raleigh Durham NC Arpt Auth Arpt Rev Series 2008C, 2.76% 5/1/2036, LOC TD Bank NA VRDN (b)	2,800,000	2,800,000
TOTAL NORTH CAROLINA		93,000,000
Ohio - 8.5%
Allen Cnty OH Hosp Facs Rev (Mercy Healthcare System Proj.) 2.9% 6/1/2034, LOC Truist Bank VRDN (b)	6,200,000	6,200,000
Allen Cnty OH Hosp Facs Rev (Mercy Healthcare System Proj.) Series 2012 B, 2.75% 5/1/2036, LOC TD Bank NA VRDN (b)	5,875,000	5,875,000
Cuyahoga Cnty OH Hlth Care Fac (The A.M. Mcgregor Home Proj.) Series 2014, 2.84% 5/1/2049, LOC Northern Trust CO Chicago VRDN (b)	1,765,000	1,765,000
Franklin Cnty OH Hosp Facs Rev (Nationwide Children'S Hospital Proj.) 2.85% 11/1/2042 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	11,525,000	11,525,000
Franklin Cnty OH Hosp Facs Rev (Nationwide Children'S Hospital Proj.) Series 2013B, 2.9% 5/1/2029 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	6,905,000	6,905,000
Franklin Cnty OH Hosp Facs Rev (Nationwide Children'S Hospital Proj.) Series 2017 B, 2.9% 11/1/2052 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	2,410,000	2,410,000
Franklin Cnty Ohio Hosp Rev (Ohiohealth Corporation Proj.) 2.75% 11/15/2041 (Liquidity Facility Barclays Bank PLC) VRDN (b)	60,110,000	60,110,000
Hamilton Cnty OH Hosp Facs Rev (Childrens Hosp Med Ctr Cinn,Oh Proj.) Series 2018 Z, 2.8% 5/15/2037 VRDN (b)	7,925,000	7,925,000
Hamilton Cnty OH Hosp Facs Rev (Childrens Hosp Med Ctr Cinn,Oh Proj.) Series 2018AA, 2.89% 5/15/2037 VRDN (b)	3,635,000	3,635,000
Montgomery Cnty OH Hosp Rev (Premier Health Partners Proj.) Series 2019 C, 2.85% 11/15/2045, LOC PNC Bank NA VRDN (b)	1,000,000	1,000,000
Ohio St Higher Ed Fac Comm (Cleveland Clinic Foundtn (The) Proj.) 2.85% 1/1/2043 (Liquidity Facility Barclays Bank PLC) VRDN (b)	10,400,000	10,400,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) 2.85% 1/15/2046, LOC Royal Bank of Canada/New York NY VRDN (b)	3,600,000	3,600,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2021D, 2.8% 1/15/2051, LOC US Bank NA/Cincinnati OH VRDN (b)	34,390,000	34,390,000
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundtn (The) Proj.) Series 2019 D 1, 2.7% 1/1/2052 VRDN (b)	20,890,000	20,890,000
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundtn (The) Proj.) Series 2019 D2, 2.95% 1/1/2052 VRDN (b)	48,000,000	48,000,000
Ohio St Parks & Rec Cap Facs (Ohio St Proj.) Series 2020 B, 2.75% 12/1/2040 VRDN (b)	12,865,000	12,865,000
Ohio St Spl Oblig (Ohio St Proj.) Series 2022 B, 2.7% 12/1/2041 VRDN (b)	3,775,000	3,775,000
TOTAL OHIO		241,270,000
Oregon - 0.6%
Oregon St Facs Auth Rev (Peacehealth (Hlth Sys),Wa Proj.) Series 2018 B, 2.85% 8/1/2034, LOC TD Bank NA VRDN (b)	16,900,000	16,900,000
Pennsylvania - 6.8%
Del Cnty PA Ida Arpt Facs (United Parcel Service Inc Proj.) Series 2015, 2.85% 9/1/2045 VRDN (b)	53,505,000	53,505,000
Lancaster PA Indl Dev Auth Rev (Willow Valley Retirement Communities Proj.) 2.88% 12/1/2039, LOC PNC Bank NA VRDN (b)	1,500,000	1,500,000
Montgomery Co PA Rdv Ath Mlfml (Kbf Associates Proj.) 2.83% 8/15/2031, LOC Fannie Mae VRDN (b)	500,000	500,000
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) 2.95% 11/1/2061, LOC Truist Bank VRDN (b)	13,100,000	13,100,000
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) Series 2024 D3, 2.95% 11/1/2061, LOC Truist Bank VRDN (b)	25,895,000	25,895,000
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) Series 2024D1, 2.85% 11/1/2061, LOC Bank of America NA VRDN (b)	27,300,000	27,300,000
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) Series 2024D2, 2.85% 11/1/2061, LOC PNC Bank NA VRDN (b)	15,500,000	15,500,000
Pennsylvania St Higher Edl Rev (Univ Of Penn Health Systems Proj.) 2.8% 1/1/2038, LOC Bank of America NA VRDN (b)	29,300,000	29,300,000
Philadelphia PA Au Ind Dev Revs (Franklin Institute (The) Proj.) 2.89% 6/1/2026, LOC Bank of America NA VRDN (b)	465,000	465,000
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp Of Phil, Pa Proj.) Series 2024B1, 2.85% 7/1/2054 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	1,025,000	1,025,000
Philadelphia PA Gen. Oblig. 2.82% 8/1/2031, LOC Truist Bank VRDN (b)	5,000,000	5,000,000
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2025 B, 2.75% 6/1/2055 (Liquidity Facility TD Bank NA) VRDN (b)	19,000,000	19,000,000
TOTAL PENNSYLVANIA		192,090,000
South Carolina - 0.3%
South Carolina Jobs-Economic Dev Auth Hosp Rev (Prisma Health Proj.) Series 2018B, 2.85% 5/1/2048, LOC TD Bank NA VRDN (b)	1,000,000	1,000,000
South Carolina Jobs-Economic Dev Auth Hosp Rev (Prisma Health Proj.) Series 2018C, 2.85% 5/1/2048, LOC TD Bank NA VRDN (b)	8,100,000	8,100,000
TOTAL SOUTH CAROLINA		9,100,000
Tennessee - 0.5%
Clarksville TN Public Bldg Ath (Tennessee Muni Bond Fund Proj.) 2.93% 1/1/2033, LOC Bank of America NA VRDN (b)	120,000	120,000
Clarksville TN Public Bldg Ath (Tennessee Muni Bond Fund Proj.) 2.93% 11/1/2035, LOC Bank of America NA VRDN (b)	800,000	800,000
Clarksville TN Public Bldg Ath (Tennessee Muni Bond Fund Proj.) 2.93% 2/1/2038, LOC Bank of America NA VRDN (b)	5,245,000	5,245,000
Montgomery Cnty TN Pub Bldg Au 2.9% 2/1/2036, LOC Bank of America NA VRDN (b)	3,300,000	3,300,000
Montgomery Cnty TN Pub Bldg Au 2.9% 4/1/2032, LOC Bank of America NA VRDN (b)	100,000	100,000
Montgomery Cnty TN Pub Bldg Au 2.9% 7/1/2034, LOC Bank of America NA VRDN (b)	3,300,000	3,300,000
TOTAL TENNESSEE		12,865,000
Texas - 11.6%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 2.7% 7/1/2054 VRDN (b)	44,120,000	44,120,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025 D, 2.85% 12/1/2060 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (b)	45,570,000	45,570,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025 E, 2.85% 12/1/2060 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (b)	39,700,000	39,700,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025B, 2.8% 12/1/2060 (Liquidity Facility Bank of America NA) VRDN (b)	8,000,000	8,000,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025G, 2.85% 12/1/2060 (Liquidity Facility PNC Bank NA) VRDN (b)	14,000,000	14,000,000
Harris Cnty TX Health Facs Rev (Methodist Healthcare Sys, Tx Proj.) 2.85% 12/1/2041 VRDN (b)	8,600,000	8,600,000
Harris Cnty TX Health Facs Rev (Methodist Healthcare Sys, Tx Proj.) 2.85% 12/1/2041 VRDN (b)	1,940,000	1,940,000
Harris Cnty TX Hosp Dist Rev 2.83% 2/15/2042, LOC JPMorgan Chase Bank NA VRDN (b)	5,500,000	5,500,000
Houston TX Util Sys Rev 2.8% 5/15/2034, LOC Royal Bank of Canada/New York NY VRDN (b)	33,100,000	33,100,000
Lower Nchs Vly Ath TX Idcrp Re (Exxon Capital Ventures Inc Proj.) 2.9% 11/1/2029 (Exxon Mobil Corp Guaranteed) VRDN (b)	3,320,000	3,320,000
Lower Neches Valley Auth Tex (Exxon Capital Ventures Inc Proj.) 2.9% 11/1/2038 (Exxon Mobil Corp Guaranteed) VRDN (b)	17,580,000	17,580,000
Lower Neches Valley Auth Tex (Exxon Capital Ventures Inc Proj.) 2.9% 11/1/2051 (Exxon Mobil Corp Guaranteed) VRDN (b)	17,985,000	17,985,000
Lower Neches Valley Auth Tex (Exxon Capital Ventures Inc Proj.) 2.9% 5/1/2046 (Exxon Mobil Corp Guaranteed) VRDN (b)	27,210,000	27,210,000
Port Arthur TX Navigation District (Air Products Lp Proj.) 2.87% 5/1/2040 (Air Products and Chemicals Inc Guaranteed) VRDN (b)	5,800,000	5,800,000
Port Arthur TX Navigation District (Total Petrochemicals &Refining Sa/Nv Proj.) 3.02% 3/1/2042 (TotalEnergies SE Guaranteed) VRDN (b)	3,100,000	3,100,000
San Antonio TX Wtr Rev Series 2025D, 2.85% 5/1/2055 (Liquidity Facility TD Bank NA) VRDN (b)	16,370,000	16,370,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 2.65% 11/15/2050 VRDN (b)	24,000,000	24,000,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals Of Dallas Proj.) 2.8% 10/1/2041, LOC TD Bank NA VRDN (b)	7,035,000	7,035,000
Texas State Gen. Oblig. 2.8% 6/1/2043 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	2,500,000	2,500,000
Texas State Gen. Oblig. 2.8% 6/1/2044 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	2,920,000	2,920,000
Texas State Gen. Oblig. 2.8% 6/1/2045 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	1,660,000	1,660,000
TOTAL TEXAS		330,010,000
Virginia - 1.8%
Harrisonburg VA Economic Dev Auth Health Care Facs Rev (Sentara Healthcare Proj.) Series 2023, 2.7% 8/15/2046, LOC US Bank NA/Cincinnati OH VRDN (b)	26,655,000	26,655,000
Roanoke VA Economic Dev Auth Hosp Rev (Carilion Health System Proj.) Series 2020C, 2.85% 7/1/2052, LOC TD Bank NA VRDN (b)	2,300,000	2,300,000
VA Small Business Fing Auth Hosp Rev (Carilion Health System Proj.) Series 2008 A, 2.9% 7/1/2042, LOC Truist Bank VRDN (b)	9,565,000	9,565,000
VA Small Business Fing Auth Hosp Rev (Carilion Health System Proj.) Series 2008 B, 2.85% 7/1/2042, LOC TD Bank NA VRDN (b)	5,915,000	5,915,000
Winchester VA Economic Dev Auth Rev (Valley Health Proj.) Series 2024B 1, 2.88% 1/1/2054, LOC Truist Bank VRDN (b)	1,000,000	1,000,000
Winchester VA Economic Dev Auth Rev (Valley Health Proj.) Series 2024B 2, 2.88% 1/1/2054, LOC Truist Bank VRDN (b)	6,800,000	6,800,000
TOTAL VIRGINIA		52,235,000
Washington - 0.0%
Washington St Hsg Fin Commn Multifamily Hsg Rev (Bitter Lake Village Associates Lp Proj.) 2.82% 12/15/2044, LOC Fannie Mae VRDN (b)	1,580,000	1,580,000
Washington St Hsg Fin Commn Multifamily Hsg Rev (Interurban Senior Living Associates Lp Proj.) 2.81% 7/1/2052, LOC Freddie Mac Non Gold Pool VRDN (b)	300,000	300,000
TOTAL WASHINGTON		1,880,000
West Virginia - 0.0%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, Wv Proj.) 2.9% 1/1/2034, LOC Truist Bank VRDN (b)	1,890,000	1,890,000
Wisconsin - 0.7%
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2018 B, 2.85% 4/1/2048 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	10,765,000	10,765,000
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2021 B, 2.9% 4/1/2048 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)	2,735,000	2,735,000
Wisconsin Health & Educational Facilities Authority (Sanford Health, Sd Proj.) Series 2018 A, 2.85% 2/15/2050, LOC Barclays Bank PLC VRDN (b)	3,270,000	3,270,000
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 D, 2.75% 4/1/2055 VRDN (b)	2,700,000	2,700,000
TOTAL WISCONSIN		19,470,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $2,315,965,000)		2,315,965,000

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,830,870,000)	2,830,870,000
NET OTHER ASSETS (LIABILITIES) - 0.1%	2,300,403
NET ASSETS - 100.0%	2,833,170,403

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Tender Option Bond	514,905,000	-	514,905,000	-

Variable Rate Demand Note	2,315,965,000	-	2,315,965,000	-
Total Investments in Securities:	2,830,870,000	-	2,830,870,000	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,830,870,000)		$2,830,870,000
Cash		6,207,969
Interest receivable		8,262,744
Other receivables		7,325
Total assets		2,845,348,038
Liabilities
Payable for investments purchased	$6,210,246
Distributions payable	5,960,068
Other payables and accrued expenses	7,321
Total liabilities		12,177,635
Net Assets		$2,833,170,403
Net Assets consist of:
Paid in capital		$2,833,188,572
Total accumulated earnings (loss)		(18,169)
Net Assets		$2,833,170,403
Net Asset Value, offering price and redemption price per share ($2,833,170,403 ÷ 2,832,058,599 shares)		$1.0004
Statement of Operations
Six months ended November 30, 2025 (Unaudited)
Investment Income
Interest		$25,692,298
Expenses
Custodian fees and expenses	$12,081
Independent trustees' fees and expenses	2,245
Total expenses before reductions	14,326
Expense reductions	(11,639)
Total expenses after reductions		2,687
Net Investment income (loss)		25,689,611
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6,764
Total net realized gain (loss)		6,764
Net increase in net assets resulting from operations		$25,696,375
Statement of Changes in Net Assets

	Six months ended November 30, 2025 (Unaudited)	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,689,611	$51,016,646
Net realized gain (loss)	6,764	20,930
Net increase in net assets resulting from operations	25,696,375	51,037,576
Distributions to shareholders	(25,720,557)	(51,016,329)

Affiliated share transactions
Proceeds from sales of shares	4,250,955,833	10,240,038,127
Cost of shares redeemed	(3,829,891,616)	(9,279,348,100)

Net increase (decrease) in net assets and shares resulting from share transactions	421,064,217	960,690,027
Total increase (decrease) in net assets	421,040,035	960,711,274

Net Assets
Beginning of period	2,412,130,368	1,451,419,094
End of period	$2,833,170,403	$2,412,130,368

Other Information
Shares
Sold	4,249,256,131	10,235,943,750
Redeemed	(3,828,360,272)	(9,275,637,845)
Net increase (decrease)	420,895,859	960,305,905

Financial Highlights
Fidelity® Tax-Free Cash Central Fund

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.0004	$1.0004	$1.0004	$1.0003	$1.0003	$1.0002
Income from Investment Operations
Net investment income (loss) A	.0134	.0299	.0343	.0214	.0016	.0009
Net realized and unrealized gain (loss)	- B	- B	- B	.0001	- B	.0002
Total from investment operations	.0134	.0299	.0343	.0215	.0016	.0011
Distributions from net investment income	(.0134)	(.0299)	(.0343)	(.0214)	(.0016)	(.0009)
Distributions from net realized gain	- B	-	- B	- B	- B	- B
Total distributions	(.0134)	(.0299)	(.0343)	(.0214)	(.0016)	(.0010) C
Net asset value, end of period	$1.0004	$1.0004	$1.0004	$1.0004	$1.0003	$1.0003
Total Return D,E	1.35%	3.03%	3.48%	2.17%	.16%	.10%
Ratios to Average Net Assets A,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	2.69% I	2.94%	3.40%	1.78%	.18%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$2,833,170	$2,412,130	$1,451,419	$1,064,247	$2,017,931	$1,145,228

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.00005 per share.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2025

1. Organization.
Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Other short-term securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$2,830,870,000

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Tax-Free Cash Central Fund	573,785,000	238,805,000	-
4. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $11,639.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Tax-Free Cash Central Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the fact that FMR does not receive a management fee from the fund for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the lineup of the Fidelity funds; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.810806.121
TFC-SANN-0126
Fidelity® Securities Lending Cash Central Fund

Semi-Annual Report
November 30, 2025
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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Securities Lending Cash Central Fund
Schedule of Investments November 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Repurchase Agreements - 47.0%
	Maturity Amount ($)	Value ($)
Investments in repurchase agreements in a joint trading account at 3.9%, dated 11/28/2025 due 12/1/2025 (Collateralized by U.S. Government Obligations)#	461,317,905	461,168,000
Investments in repurchase agreements in a joint trading account at 4.08%, dated 11/28/2025 due 12/1/2025 (Collateralized by U.S. Government Obligations)#	5,306,696,664	5,304,893,000
Repurchase Agreements*	7,724,810,352	7,722,197,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,488,258,000)		13,488,258,000

Commercial Paper - 4.3%
	Yield (%) (b)	Principal Amount (a)	Value ($)
Landesbank Baden-Wuerttemberg yankee 4.06% 12/1/2025 (Cost $1,222,000,000)	4.06	1,222,000,000	1,222,000,000

Time Deposits - 11.9%
	Yield (%) (b)	Principal Amount (a)	Value ($)
Canadian Imperial Bank of Commerce 3.9% 12/1/2025	3.90	1,450,000,000	1,450,000,000
DNB Bank ASA 3.88% 12/1/2025	3.88	625,000,000	625,000,000
Mizuho Bank Ltd NY Branch 3.9% 12/1/2025	3.90	1,021,000,000	1,021,000,000
National Bank of Canada 3.95% 12/1/2025	3.95	65,000,000	65,000,000
Royal Bank of Canada Toronto 4.1% 12/1/2025	4.10	254,500,000	254,500,000
TOTAL TIME DEPOSITS (Cost $3,415,500,000)			3,415,500,000

U.S. Treasury Obligations - 39.7%
	Yield (%) (b)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/13/2026	3.86	525,000,000	522,629,940
US Treasury Bills 0% 1/2/2026	3.87	525,000,000	523,224,335
US Treasury Bills 0% 1/20/2026	3.87	525,000,000	522,226,157
US Treasury Bills 0% 1/22/2026	3.85	300,000,000	298,363,011
US Treasury Bills 0% 1/27/2026	3.86	300,000,000	298,191,042
US Treasury Bills 0% 1/6/2026	3.84 to 3.87	661,200,000	658,690,085
US Treasury Bills 0% 1/8/2026	3.87	560,000,000	557,753,185
US Treasury Bills 0% 12/16/2025	3.91 to 3.95	916,000,000	914,509,778
US Treasury Bills 0% 12/18/2025	3.92	550,000,000	548,984,876
US Treasury Bills 0% 12/2/2025	3.92 to 4.28	932,100,000	931,998,345
US Treasury Bills 0% 12/23/2025	3.90 to 3.92	825,000,000	823,034,421
US Treasury Bills 0% 12/26/2025	3.91 to 3.93	719,000,000	717,056,500
US Treasury Bills 0% 12/30/2025	3.91 to 3.92	1,200,000,000	1,196,252,964
US Treasury Bills 0% 12/4/2025	3.96	532,000,000	531,828,430
US Treasury Bills 0% 12/9/2025	3.89 to 4.00	538,000,000	537,534,904
US Treasury Bills 0% 2/12/2026	3.82	255,000,000	253,089,170
US Treasury Bills 0% 2/19/2026	3.83	270,000,000	267,775,440
US Treasury Bills 0% 2/24/2026	3.78	280,000,000	277,562,732
US Treasury Bills 0% 2/26/2026	3.78	255,000,000	252,714,945
US Treasury Bills 0% 2/5/2026	3.85	300,000,000	297,940,251
US Treasury Bills 0% 3/24/2026	3.80	186,800,000	184,619,971
US Treasury Bills 0% 3/31/2026	3.79	300,000,000	296,307,900
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,411,964,263)			11,412,288,382

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $29,537,722,263)	29,538,046,382
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(821,559,768)
NET ASSETS - 100.0%	28,716,486,614

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
Fixed Income Clearing Corp - Goldman	4.00	11/28/2025	12/1/2025	1,021,000,000	1,021,340,333	U.S. Treasuries (including strips)	3.88 - 4.38	7/15/2028 - 2/15/2054	1,041,767,152
Fixed Income Clearing Corp - Morgan Stanley	4.07	11/28/2025	12/1/2025	3,403,000,000	3,404,154,184	U.S. Treasuries (including strips)	0.00 - 6.50	1/2/2026 - 8/15/2035	3,472,237,268
Fixed Income Clearing Corp - Morgan Stanley	4.07	11/28/2025	12/1/2025	1,702,000,000	1,702,577,262	U.S. Treasuries (including strips)	0.00 - 6.75	12/23/2025 - 8/15/2033	1,736,628,808
Fixed Income Clearing Corp - Morgan Stanley	4.07	11/28/2025	12/1/2025	1,361,000,000	1,361,461,606	U.S. Treasuries (including strips)	0.00 - 4.63	12/23/2025 - 2/15/2033	1,388,690,916
US Bancorp Inv	4.08	11/28/2025	12/1/2025	235,197,000	235,276,967	U.S. Treasuries (including strips)	0.00 - 4.63	4/9/2026 - 10/31/2032	239,984,237
Total Repurchase Agreements				7,722,197,000	7,724,810,352				7,879,308,381

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Repurchase Agreements	13,488,258,000	-	13,488,258,000	-

Commercial Paper	1,222,000,000	-	1,222,000,000	-

Time Deposits	3,415,500,000	-	3,415,500,000	-

U.S. Treasury Obligations	11,412,288,382	-	11,412,288,382	-
Total Investments in Securities:	29,538,046,382	-	29,538,046,382	-
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$461,168,000 due 12/01/2025 at 3.90%
BofA Securities Inc	221,222,000
Citigroup Global Capital Markets Inc	238,239,000
HSBC Securities Inc (USA)	1,707,000
461,168,000
$5,304,893,000 due 12/01/2025 at 4.08%
Bank of Nova Scotia/The	510,512,000
BofA Securities Inc	85,085,000
Citigroup Global Capital Markets Inc	510,512,000
HSBC Securities Inc (USA)	86,237,000
Nomura Securities International Inc	289,290,000
Rbc Dominion Securities Inc	1,270,699,000
Societe Generale SA	340,341,000
Sumitomo Mitsui Banking Corp/New York	1,633,637,000
Wells Fargo Bank NA	340,341,000
Wells Fargo Securities LLC	238,239,000
5,304,893,000
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $13,488,258,000) - See accompanying schedule: Unaffiliated issuers (cost $29,537,722,263)		$29,538,046,382
Cash		451,893,594
Interest receivable		7,039,063
Other receivables		218,549
Total assets		29,997,197,588
Liabilities
Payable for investments purchased	$1,192,676,834
Distributions payable	87,794,558
Other payables and accrued expenses	239,582
Total liabilities		1,280,710,974
Net Assets		$28,716,486,614
Net Assets consist of:
Paid in capital		$28,716,103,038
Total accumulated earnings (loss)		383,576
Net Assets		$28,716,486,614
Net Asset Value, offering price and redemption price per share ($28,716,486,614 ÷ 28,713,417,577 shares)		$1.0001
Statement of Operations
Six months ended November 30, 2025 (Unaudited)
Investment Income
Interest		$626,068,565
Expenses
Custodian fees and expenses	$39,940
Independent trustees' fees and expenses	36,206
Total expenses		76,146
Net Investment income (loss)		625,992,419
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,201
Total net realized gain (loss)		1,201
Change in net unrealized appreciation (depreciation) on investment securities		(382,446)
Net gain (loss)		(381,245)
Net increase in net assets resulting from operations		$625,611,174
Statement of Changes in Net Assets

	Six months ended November 30, 2025 (Unaudited)	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$625,992,419	$1,201,972,181
Net realized gain (loss)	1,201	622
Change in net unrealized appreciation (depreciation)	(382,446)	(1,342,125)
Net increase in net assets resulting from operations	625,611,174	1,200,630,678
Distributions to shareholders	(625,991,838)	(1,201,971,138)

Affiliated share transactions
Proceeds from sales of shares	152,615,947,550	266,875,936,872
Cost of shares redeemed	(155,186,088,648)	(260,485,422,267)

Net increase (decrease) in net assets and shares resulting from share transactions	(2,570,141,098)	6,390,514,605
Total increase (decrease) in net assets	(2,570,521,762)	6,389,174,145

Net Assets
Beginning of period	31,287,008,376	24,897,834,231
End of period	$28,716,486,614	$31,287,008,376

Other Information
Shares
Sold	152,600,563,040	266,849,251,947
Redeemed	(155,170,458,765)	(260,459,376,329)
Net increase (decrease)	(2,569,895,725)	6,389,875,618

Financial Highlights
Fidelity® Securities Lending Cash Central Fund

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.0001	$1.0002	$1.0001	$1.0001	$1.0001	$1.0001
Income from Investment Operations
Net investment income (loss) A	.0213	.0476	.0536	.0354	.0016	.0009
Net realized and unrealized gain (loss)	- B	(.0001)	.0001	- B	- B	- B
Total from investment operations	.0213	.0475	.0537	.0354	.0016	.0009
Distributions from net investment income	(.0213)	(.0476)	(.0536)	(.0354)	(.0016)	(.0009)
Total distributions	(.0213)	(.0476)	(.0536)	(.0354)	(.0016)	(.0009)
Net asset value, end of period	$1.0001	$1.0001	$1.0002	$1.0001	$1.0001	$1.0001
Total Return C,D	2.15%	4.85%	5.51%	3.59%	.15%	.09%
Ratios to Average Net Assets A,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	4.25% H	4.74%	5.36%	3.46%	.16%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$28,716,487	$31,287,008	$24,897,834	$28,860,205	$37,572,025	$36,244,909

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.00005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2025

1. Organization.
Fidelity Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares.  The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Securities Lending Cash Central Fund	$218,549

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. There were no significant book-to-tax differences during the period.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$401,047
Gross unrealized depreciation	(76,928)
Net unrealized appreciation (depreciation)	$324,119
Tax cost	$29,537,722,263

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
5. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Securities Lending Cash Central Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the fact that FMR does not receive a management fee from the fund for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the lineup of the Fidelity funds; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.743119.125
CCC-SANN-0126
Fidelity® Municipal Cash Central Fund

Semi-Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Municipal Cash Central Fund
Schedule of Investments November 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Tender Option Bond - 28.4%
	Principal Amount (a)	Value ($)
Alabama - 1.6%
Alabama Southeast Energy Participating VRDN Series 2025 XF1800, 3% 1/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	10,335,000	10,335,000
Alabama Southeast Energy Participating VRDN Series 2025 XM1202, 3% 1/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	8,330,000	8,330,000
Black Belt Energy Gas District Participating VRDN 2.84% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,000,000	2,000,000
Black Belt Energy Gas District Participating VRDN Series 2023 XM1126, 3% 6/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	6,670,000	6,670,000
Black Belt Energy Gas District Participating VRDN Series 2023 XM1127, 3% 6/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,870,000	3,870,000
Black Belt Energy Gas District Participating VRDN Series 2023 XM1144, 2.84% 1/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	6,250,000	6,250,000
Black Belt Energy Gas District Participating VRDN Series 2024 XM1190, 2.84% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	500,000	500,000
Black Belt Energy Gas District Participating VRDN Series 2025 XL0702, 2.84% 10/1/2035 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	7,025,000	7,025,000
Black Belt Energy Gas District Participating VRDN Series 2025 XM1233, 2.84% 3/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	500,000	500,000
East Alabama Health Care Auth Participating VRDN Series 2025 BAML5061, 2.99% 9/1/2054 (Liquidity Facility Bank of America, N.A.) (b)(c)	4,600,000	4,600,000
Jefferson County Swr Rev Participating VRDN Series 2024 XL0531, 2.82% 10/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,100,000	2,100,000
TOTAL ALABAMA		52,180,000
Alaska - 0.1%
Anchorage AK Port Participating VRDN 2.85% 2/1/2060 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,725,000	2,725,000
Alaska,Illinois - 0.0%
Chicago O'Hare Int'L Arpt Rev Participating VRDN Series 2025 ZF1923, 2.84% 1/1/2059 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,500,000	2,500,000
Arizona - 0.2%
Arizona Health Facilities Auth Rev Participating VRDN Series 2022 MIZ9101, 2.99% 3/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	1,552,000	1,552,000
Mesa AZ Util Sys Rev Participating VRDN 2.84% 7/1/2046 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	1,100,000	1,100,000
Phoenix Civic Impt Board Arpt Rev Participating VRDN 2.84% 7/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,750,000	2,750,000
TOTAL ARIZONA		5,402,000
Colorado - 0.8%
Denver City & County Arpt Rev Participating VRDN Series 2023 XF1513, 2.87% 12/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	7,420,000	7,420,000
Denver City & County Arpt Rev Participating VRDN Series 2018 XG0196, 2.87% 12/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	10,680,000	10,680,000
Denver CO City & Cnty Arpt Participating VRDN 2.84% 11/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	7,075,000	7,075,000
Denver CO City & Cnty Arpt Participating VRDN Series 2023 ZF3204, 2.84% 11/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	2,120,000	2,120,000
TOTAL COLORADO		27,295,000
Connecticut - 0.4%
Connecticut Gen. Oblig. Participating VRDN Series 2017 014, 2.83% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(c)	9,265,000	9,265,000
Connecticut Gen. Oblig. Participating VRDN Series 2017 016, 2.83% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,100,000	3,100,000
TOTAL CONNECTICUT		12,365,000
District Of Columbia - 0.3%
District Columbia Gen. Oblig. Participating VRDN 2.93% 1/1/2048 (Liquidity Facility UBS AG) (b)(c)	5,520,000	5,520,000
District Columbia Income Tax Rev Participating VRDN Series 2025 XF1919, 2.95% 5/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,750,000	3,750,000
TOTAL DISTRICT OF COLUMBIA		9,270,000
Florida - 6.4%
Broward Cnty Fla Convention Ctr Hotel Rev Participating VRDN 3.02% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,700,000	4,700,000
Broward Cnty Fla Convention Ctr Hotel Rev Participating VRDN Series 2023 XF1641, 2.89% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,100,000	2,100,000
County of Broward FL Tourist Development Tax Revenue Participating VRDN Series 2023 XL0429, 2.9% 9/1/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	700,000	700,000
Escambia County Health Facs Auth Participating VRDN 2.93% 8/15/2036 (Liquidity Facility Bank of America, N.A.) (b)(c)	43,150,000	43,150,000
Florida Dev Fin Corp Healthcare Facility Rev Participating VRDN 2.93% 2/1/2045 (Liquidity Facility Bank of America, N.A.) (b)(c)	34,615,000	34,615,000
Greater Orlando Aviation Auth Arpt Facs Rev Participating VRDN Series 2023 XF1519, 2.87% 10/1/2052 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	3,750,000	3,750,000
Greater Orlando Aviation Auth Participating VRDN 2.85% 10/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,635,000	1,635,000
Greater Orlando Aviation Auth Participating VRDN 3.03% 10/1/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	8,755,000	8,755,000
Greater Orlando Aviation Auth Participating VRDN Series 2025 XL0644, 2.95% 10/1/2044 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	10,670,000	10,670,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XL0669, 2.93% 11/15/2054 (Liquidity Facility Bank of America, N.A.) (b)(c)	1,200,000	1,200,000
Hillsborough County Aviation Auth Rev Participating VRDN Series 2023 XF1610, 2.84% 10/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	5,455,000	5,455,000
Hillsborough County Aviation Auth Rev Participating VRDN Series 2023 XF1637, 2.85% 10/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,400,000	3,400,000
Jacksonville Fla Spl Rev Participating VRDN Series 2025 XL0618, 2.95% 10/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,700,000	4,700,000
JEA FL Wtr & Swr Sys Rev Participating VRDN Series 2025 XL0596, 2.95% 10/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,400,000	3,400,000
JEA FL Wtr & Swr Sys Rev Participating VRDN Series 2025 XM1219, 2.95% 10/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	1,130,000	1,130,000
Lee County Arpt Rev Participating VRDN Series 2021 XF1126, 2.87% 10/1/2051 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	3,195,000	3,195,000
Lee County Arpt Rev Participating VRDN Series 2023 XF1523, 2.85% 10/1/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,440,000	2,440,000
Lee County Arpt Rev Participating VRDN Series 2025 XF1849, 2.83% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,425,000	3,425,000
Miami-Dade Cnty FL Sch Dist Participating VRDN Series 2025 CF7023, 2.84% 3/15/2047 (Liquidity Facility Citibank NA) (b)(c)	3,600,000	3,600,000
Miami-Dade County Aviation Rev Participating VRDN Series 2025 XG0614, 2.83% 10/1/2049 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	1,360,000	1,360,000
Miami-Dade County Participating VRDN Series 2023 XF1159, 2.87% 10/1/2052 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	260,000	260,000
Miami-Dade County Participating VRDN 2.87% 10/1/2052 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	2,385,000	2,385,000
Miami-Dade FL The Villages Apts Participating VRDN Series 2024 MIZ9196, 3% 5/14/2036 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	13,690,000	13,690,000
North Broward Hosp District Rev Participating VRDN Series 2023 BAML5048, 2.93% 1/1/2038 (Liquidity Facility Bank of America, N.A.) (b)(c)	11,340,000	11,340,000
Palm Beach Cnty Fla Health Facs Auth Hosp Rev Participating VRDN Series 2022 XG0370, 2.89% 8/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)	1,300,000	1,300,000
South Miami FL Hlth Fcs Hsp Rv Participating VRDN 2.85% 8/15/2036 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,000,000	2,000,000
South Miami FL Hlth Fcs Hsp Rv Participating VRDN Series 2018 XG0173, 2.89% 8/15/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	1,400,000	1,400,000
Volusia Cnty FL Hosp Rev Participating VRDN Series 5078, 2.95% 12/15/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	37,200,000	37,200,000
TOTAL FLORIDA		212,955,000
Georgia - 0.6%
Brookhaven Development Authority Participating VRDN Series 2023 XF1503, 2.95% 7/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	7,130,000	7,130,000
Burke County Indl Dev Auth Poll Cont Rev Participating VRDN 2.84% 11/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	4,000,000	4,000,000
Columbia County Hosp Auth Rev Participating VRDN Series 2023 XF1640, 2.83% 4/1/2053 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	3,650,000	3,650,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XF1554, 2.83% 1/1/2059 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	2,080,000	2,080,000
Main Street Natural Gas Inc Participating VRDN 2.97% 12/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,750,000	3,750,000
Main Street Natural Gas Inc Participating VRDN Series 2024 XM1187, 2.84% 6/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	500,000	500,000
TOTAL GEORGIA		21,110,000
Hawaii - 0.2%
Hawaii Arpts Sys Rev Participating VRDN Series 2022 XX1217, 2.82% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	7,700,000	7,700,000
Illinois - 0.6%
Chicago Board Of Ed Participating VRDN Series 2023 XG0469, 2.85% 4/1/2048 (Liquidity Facility Bank of America, N.A.) (b)(c)	3,255,000	3,255,000
Chicago O'Hare Int'L Arpt Rev Participating VRDN 2.85% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,810,000	2,810,000
Chicago O'Hare Int'L Arpt Rev Participating VRDN Series 2018 XF0723, 2.83% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	8,795,000	8,795,000
Chicago O'Hare Int'L Arpt Rev Participating VRDN Series 2023 XG0538, 2.85% 1/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,745,000	3,745,000
Chicago Transit Auth Participating VRDN Series 2020 XL0145, 2.83% 12/1/2057 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,830,000	1,830,000
Metropolitan Pier & Exposition Participating VRDN Series 2015 XF1045, 2.83% 6/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)	800,000	800,000
TOTAL ILLINOIS		21,235,000
Indiana - 0.2%
Indiana Fin Auth Health Sys Rev Participating VRDN Series 2025 XM1275, 2.95% 10/1/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	7,500,000	7,500,000
Kentucky - 0.2%
Commonspirit Health Participating VRDN Series 2020 MIZ9021, 2.89% 5/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	700,000	700,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1188, 2.84% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	500,000	500,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1189, 2.84% 8/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	500,000	500,000
Louisville & Jefferson KY Swr Sys Rev Participating VRDN 2.95% 5/15/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,170,000	4,170,000
TOTAL KENTUCKY		5,870,000
Louisiana - 0.2%
La Calcasieu River Bridge Participating VRDN Series 2025 XF3348, 2.83% 9/1/2066 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,500,000	3,500,000
New Orleans Aviation Board Rev Participating VRDN Series 2023 XF3148, 2.84% 1/1/2048 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,000,000	3,000,000
TOTAL LOUISIANA		6,500,000
Michigan - 0.0%
Gerald R Ford Intl Arpt Auth Mich Rev Participating VRDN 2.87% 1/1/2054 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	1,700,000	1,700,000
Minnesota - 0.2%
Duluth Econ Dev Auth Health Care Facs Rev Participating VRDN Series 2023 XG0523, 2.83% 2/15/2058 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,060,000	3,060,000
St Paul Arpt Sys Rev Participating VRDN Series 2025 ZL0683, 2.84% 1/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,000,000	2,000,000
TOTAL MINNESOTA		5,060,000
Missouri - 0.4%
Kansas City Indl Dev Auth Participating VRDN Series 2022 XG0396, 2.87% 3/1/2057 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	6,055,000	6,055,000
Kansas City Indl Dev Auth Participating VRDN Series 2023 XG0479, 2.87% 3/1/2055 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	1,220,000	1,220,000
Kansas City Spl Oblig Participating VRDN Series 2022 YX1193, 2.83% 9/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,200,000	1,200,000
Missouri Health & Edl Facs Rev Participating VRDN Series C 23, 2.83% 6/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	5,700,000	5,700,000
TOTAL MISSOURI		14,175,000
Nebraska - 0.0%
Central Plains Energy Proj Rev Participating VRDN Series 2022 ZL0301, 2.84% 5/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	140,000	140,000
Nevada - 0.2%
Clark Cnty NV School Dist Participating VRDN Series 2023 XF1473, 2.91% 6/15/2042 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	1,490,000	1,490,000
Las Vegas Valley NV Gen. Oblig. Participating VRDN Series 2025 XL0660, 2.93% 6/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)	6,375,000	6,375,000
TOTAL NEVADA		7,865,000
New Jersey - 0.0%
New Jersey Trans Trust Fund Auth Participating VRDN 2.83% 6/15/2050 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	2,170,000	2,170,000
New York - 1.3%
City of New York NY Gen. Oblig. Participating VRDN Series 2025 XL0612, 2.95% 2/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,300,000	3,300,000
City of New York NY Gen. Oblig. Participating VRDN Series 2025 XL0620, 2.95% 2/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,750,000	3,750,000
New York City Gen. Oblig. Participating VRDN 2.9% 3/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	9,850,000	9,850,000
New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Participating VRDN Series E 125, 2.9% 6/15/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	8,600,000	8,600,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.95% 6/15/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,700,000	2,700,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 XF1891, 2.95% 6/15/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,000,000	4,000,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 XF1894, 2.95% 6/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,750,000	3,750,000
New York Trans Dev Corp Participating VRDN 2.89% 11/17/2029 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	6,750,000	6,750,000
TOTAL NEW YORK		42,700,000
North Carolina - 0.2%
Charlotte NC Arpt Rev Participating VRDN Series 2023 XG0451, 2.87% 7/1/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	2,000,000	2,000,000
Charlotte NC Arpt Rev Participating VRDN Series 2025 XF1974, 2.83% 7/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	2,700,000	2,700,000
Greater Asheville Reg'L Arpt Auth Participating VRDN Series 2022 XM1011, 2.85% 7/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,700,000	2,700,000
TOTAL NORTH CAROLINA		7,400,000
North Dakota - 0.1%
Grand Forks Health Care Sys Rev Participating VRDN Series 2023 XF1602, 2.83% 12/1/2053 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	4,565,000	4,565,000
Ohio - 1.1%
Columbus OH Arpt Rev Participating VRDN 2.83% 1/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	535,000	535,000
Columbus OH Arpt Rev Participating VRDN 2.83% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,700,000	3,700,000
Columbus OH Arpt Rev Participating VRDN Series 2025 YX1373, 2.83% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,125,000	4,125,000
Columbus OH Arpt Rev Participating VRDN Series 2025 ZF1835, 2.83% 1/1/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	4,000,000	4,000,000
Commonspirit Health Participating VRDN Series 2020 MIZ9020, 2.89% 5/1/2039 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	1,900,000	1,900,000
Middletown Hosp Facilities Rev Participating VRDN Series 2024 BAML5056, 2.93% 11/15/2054 (Liquidity Facility Bank of America, N.A.) (b)(c)	12,570,000	12,570,000
Ohio Hosp Rev Participating VRDN Series C 18, 2.83% 1/15/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,800,000	1,800,000
Ohio Housing Finance Agency Participating VRDN Series 2024 XF1762, 2.82% 9/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	1,575,000	1,575,000
University Cincinnati OH Gen Participating VRDN 2.95% 6/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	7,000,000	7,000,000
TOTAL OHIO		37,205,000
Oregon - 1.0%
Port of Portland Arpt Rev Participating VRDN 2.89% 7/1/2045 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	1,580,000	1,580,000
Port of Portland Arpt Rev Participating VRDN Series 2024 XF1741, 2.85% 7/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,330,000	1,330,000
Port of Portland Arpt Rev Participating VRDN Series 2025 XF1869, 2.85% 7/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	3,865,000	3,865,000
Port of Portland Arpt Rev Participating VRDN Series 2025 XF1896, 3.05% 7/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,000,000	4,000,000
Port of Portland Arpt Rev Participating VRDN Series 2025 XF1948, 3.03% 7/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	19,970,000	19,970,000
Port of Portland Arpt Rev Participating VRDN Series 2025 XF8074, 2.85% 7/1/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,680,000	2,680,000
TOTAL OREGON		33,425,000
Pennsylvania - 2.6%
Allegheny County Arpt Auth Rev Participating VRDN 2.85% 1/1/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	6,965,000	6,965,000
Allegheny County Arpt Auth Rev Participating VRDN Series 2025 XF1911, 2.83% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,275,000	2,275,000
Commonwealth Fing Auth Tobacco Participating VRDN Series 2018 XX1080, 2.82% 6/1/2035 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,530,000	4,530,000
Lehigh County Gen Purp Hosp Rev Participating VRDN 2.93% 7/1/2033 (Liquidity Facility Bank of America, N.A.) (b)(c)	1,640,000	1,640,000
Pennsylvania Econ Dev Fing Auth Participating VRDN 2.84% 12/31/2057 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,400,000	4,400,000
Pennsylvania Econ Dev Fing Auth Participating VRDN 2.87% 12/31/2062 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,900,000	3,900,000
Pennsylvania Econ Dev Fing Auth Private Activity Rev Participating VRDN 2.83% 6/30/2048 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,700,000	4,700,000
Pennsylvania Higher Educational Facilities Authority Participating VRDN Series 2025 XL0673, 2.95% 8/15/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)	4,265,000	4,265,000
Pennsylvania Hsg Fin Agcy Multi Fam Hsg Dev Rev Participating VRDN 3% 9/19/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	3,185,370	3,185,370
Philadelphia Arpt Rev Participating VRDN Series 2025 ZF1832, 2.83% 7/1/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,220,000	2,220,000
Philadelphia PA Auth For Indl Dev Hosp Rev Participating VRDN Series 2025 XF1898, 2.95% 7/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	19,825,000	19,825,000
Philadelphia PA Auth For Indl Dev Hosp Rev Participating VRDN Series 2025 XL0621, 2.95% 7/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	11,650,000	11,650,000
Thomas Jefferson University Participating VRDN Series 2024 XF1769, 2.82% 11/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,300,000	1,300,000
Thomas Jefferson University Participating VRDN Series 5077, 2.82% 11/1/2064 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	17,400,000	17,400,000
TOTAL PENNSYLVANIA		88,255,370
South Carolina - 0.3%
Charelston SC Arpt Rev Participating VRDN Series 2025 XF1810, 2.83% 7/1/2054 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	3,150,000	3,150,000
South Carolina Pub Svc Auth Rev Participating VRDN Series 2018 XG0209, 2.83% 12/1/2056 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	5,625,000	5,625,000
TOTAL SOUTH CAROLINA		8,775,000
Tennessee - 1.8%
Metropolitan Nashville Arpt Auth Rev Participating VRDN 2.84% 7/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,910,000	1,910,000
Metropolitan Nashville Arpt Auth Rev Participating VRDN 2.85% 7/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	1,965,000	1,965,000
Shelby Cnty Tenn Health Edl& Hsg Fac Brd Health Care Rev Participating VRDN Series 2025 BAML5067, 2.83% 9/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	5,100,000	5,100,000
Sullivan County Health Ed And Hsg Board Participating VRDN 2.93% 9/1/2036 (Liquidity Facility Bank of America, N.A.) (b)(c)	50,000,000	50,000,000
TOTAL TENNESSEE		58,975,000
Texas - 2.2%
Austin Arpt Sys Rev Participating VRDN Series 2022 YX1199, 2.84% 11/15/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,400,000	2,400,000
Ector Cnty TX Gen. Oblig. Participating VRDN 2.83% 2/15/2050 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	3,885,000	3,885,000
Houston Arpt Sys Rev Participating VRDN Series 2025 ZF8025, 2.84% 7/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	3,750,000	3,750,000
Houston Arpt Sys Rev Participating VRDN Series 2025 ZF8034, 2.84% 7/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	3,080,000	3,080,000
Lamar TX Isd Participating VRDN Series 2023 XM1103, 2.95% 2/15/2058 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,700,000	4,700,000
Lamar TX Isd Participating VRDN Series 2025 XF3446, 2.84% 2/15/2058 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	2,800,000	2,800,000
Las Varas TX Multi Fam Hsg Auth Participating VRDN Series 2024 MIZ9171, 3% 9/26/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	4,400,000	4,400,000
Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2024 MIZ9195, 2.89% 7/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	5,300,000	5,300,000
Mansfield TX Indpt Sch Dist Participating VRDN Series 2025 XL0681, 2.95% 2/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,685,000	4,685,000
Mansfield TX Indpt Sch Dist Participating VRDN Series 2025 XM1311, 2.95% 2/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	6,535,000	6,535,000
North Ft Bend Wtr Auth Tex Wtrsys Rev Participating VRDN Series 2023 XL0422, 2.9% 12/15/2058 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	600,000	600,000
San Antonio TX Elec & Gas Rev Participating VRDN 2.95% 2/1/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,660,000	3,660,000
Texas Gas Acq & Sply Rev Participating VRDN Series 2025 XM1232, 2.84% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	500,000	500,000
Texas Muni Gas Acquisition & Supply Corp Participating VRDN Series 2023 XM1154, 2.84% 1/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,175,000	2,175,000
Texas Private Activity Bond Surface Trans Corp Participating VRDN 2.85% 12/31/2058 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,300,000	3,300,000
Texas State Gen. Oblig. Participating VRDN Series 2025 CF7041, 2.84% 8/1/2037 (Liquidity Facility Citibank NA) (b)(c)(d)	9,810,000	9,810,000
Travis TX Hog Eye Apts Participating VRDN Series 2024 MIZ9197, 3% 2/1/2068 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	8,200,000	8,200,000
Tuloso Midway TX Indpt Sch Dst Participating VRDN 2.95% 8/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,500,000	4,500,000
TOTAL TEXAS		74,280,000
Utah - 0.5%
Salt Lake City Arpt Rev Participating VRDN 2.83% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,000,000	1,000,000
Salt Lake City Arpt Rev Participating VRDN Series 2023 XF1550, 2.87% 7/1/2047 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	3,975,000	3,975,000
Salt Lake City Arpt Rev Participating VRDN Series 2023 XL0457, 2.83% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,615,000	2,615,000
Salt Lake City Arpt Rev Participating VRDN Series 2023 XL0459, 2.83% 7/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,490,000	3,490,000
Salt Lake City Arpt Rev Participating VRDN Series 2023 XM1146, 2.84% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,500,000	2,500,000
Salt Lake City Arpt. Rev Participating VRDN Series 2025 XL0577, 2.84% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	1,700,000	1,700,000
TOTAL UTAH		15,280,000
Virginia - 1.4%
Chesapeake Bay Bridge And Tunnel District Gen Rev Participating VRDN 2.83% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,500,000	3,500,000
Norfolk Econ Dev Health Care Facs Participating VRDN 2.83% 11/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,000,000	3,000,000
Suffolk Econ Dev Auth Hosp Facs Rev Participating VRDN Series 2020 MIZ9025, 2.89% 11/1/2035 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	32,710,000	32,710,000
Virginia Small Bus Fing Auth Participating VRDN Series 2024 XF3217, 2.84% 12/31/2056 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,610,000	2,610,000
Virginia Small Business Fing Auth Healthcare Facs Rev Participating VRDN 3% 12/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,700,000	3,700,000
TOTAL VIRGINIA		45,520,000
Washington - 1.2%
Port Seattle WA Rev Participating VRDN 2.85% 5/1/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,585,000	2,585,000
Port Seattle WA Rev Participating VRDN Series 2020 XM0875, 2.85% 4/1/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,970,000	2,970,000
Port Seattle WA Rev Participating VRDN Series 2022 XM1027, 2.85% 8/1/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,500,000	4,500,000
Port Seattle WA Rev Participating VRDN Series 2022 YX1241, 2.83% 8/1/2040 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,430,000	1,430,000
Port Seattle WA Rev Participating VRDN Series 2023 XF1599, 2.85% 5/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,605,000	2,605,000
Port Seattle WA Rev Participating VRDN Series 2025 XL0647, 3% 7/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	3,495,000	3,495,000
Port Seattle WA Rev Participating VRDN Series 2025 XL0648, 3% 8/1/2046 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	2,300,000	2,300,000
Port Seattle WA Rev Participating VRDN Series 2025 ZF3364, 2.84% 8/1/2046 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	2,070,000	2,070,000
Port Seattle WA Rev Participating VRDN Series 2025 ZF3400, 2.84% 7/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	2,200,000	2,200,000
Port Seattle WA Rev Participating VRDN Series 2025 ZF3455, 2.84% 10/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	3,740,000	3,740,000
Port Seattle WA Rev Participating VRDN Series 2025 ZF8067, 2.85% 7/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,600,000	1,600,000
Seattle WA Mun Lt & Pwr Rev Participating VRDN Series 2023 XL0482, 2.95% 7/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,365,000	4,365,000
Washington Convention Ctr Pub Facs Participating VRDN Series 2020 XG0287, 2.83% 7/1/2058 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,185,000	4,185,000
Washington Convention Ctr Pub Facs Participating VRDN Series 2022 XX1238, 2.83% 7/1/2058 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,500,000	1,500,000
TOTAL WASHINGTON		39,545,000
Wisconsin - 2.1%
Wisconsin Health & Edl Facilities Auth Rev Participating VRDN 2.99% 2/15/2040 (Liquidity Facility Bank of America, N.A.) (b)(c)	30,675,000	30,675,000
Wisconsin Health & Educational Facilities Authority Participating VRDN Series 5082, 2.95% 8/15/2054 (Liquidity Facility JP Morgan Securities LLC) (b)(c)	18,980,000	18,980,000
Wisconsin Pub Fin Auth Toll Rev Participating VRDN Series 2025 XF8022, 2.89% 12/31/2065 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	10,800,000	10,800,000
Wisconsin Pub Fin Auth Toll Rev Participating VRDN Series 2025 XL0680, 2.89% 12/31/2065 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	7,800,000	7,800,000
Wisconsin Pub Fin Auth Toll Rev Participating VRDN Series 2025 XL0682, 2.89% 12/31/2065 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	1,600,000	1,600,000
TOTAL WISCONSIN		69,855,000
TOTAL TENDER OPTION BOND (Cost $951,497,370)		951,497,370

Variable Rate Demand Note - 71.4%
	Principal Amount (a)	Value ($)
Alabama - 3.1%
Columbia AL Indl Dev Brd Pcr (Alabama Power & Light Proj.) Series 2014B, 2.9% 12/1/2037 VRDN (b)	2,800,000	2,800,000
Mobile AL Indl Dev Brd Rev (Alabama Power & Light Proj.) 2.95% 9/1/2031 VRDN (b)(d)	5,150,000	5,150,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) 2.95% 12/1/2036 VRDN (b)(d)	2,700,000	2,700,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 2.95% 8/1/2063 VRDN (b)(d)	66,280,000	66,280,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series SECOND 2023, 0% 8/1/2063 VRDN (b)(d)	10,100,000	10,100,000
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) 2.95% 12/1/2038 VRDN (b)(d)	8,800,000	8,800,000
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) Series 2023, 3.15% 8/1/2063 VRDN (b)(d)	8,900,000	8,900,000
TOTAL ALABAMA		104,730,000
Alaska - 1.2%
Valdez Alaska Marine Term Rev (Conocophillips Company Proj.) 2.95% 5/1/2031 (ConocoPhillips Guaranteed) VRDN (b)	19,000,000	19,000,000
Valdez Alaska Marine Term Rev (Exxon Pipeline Co Proj.) 2.85% 12/1/2033 (Exxon Mobil Corp Guaranteed) VRDN (b)	17,190,000	17,190,000
Valdez Alaska Marine Term Rev (Exxon Pipeline Co Proj.) 2.85% 12/1/2033 (Exxon Mobil Corp Guaranteed) VRDN (b)	3,600,000	3,600,000
TOTAL ALASKA		39,790,000
Arizona - 1.0%
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) Series 2019 A, 2.85% 2/1/2048, LOC TD Bank NA VRDN (b)	1,200,000	1,200,000
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) Series 2019B, 2.85% 2/1/2048, LOC TD Bank NA VRDN (b)	23,400,000	23,400,000
Maricopa Cnty AZ Ida ID Rev (Clayton Homes Inc Proj.) 2.93% 8/1/2028, LOC US Bank NA/Cincinnati OH VRDN (b)(d)	1,900,000	1,900,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3% 5/1/2029 VRDN (b)	4,900,000	4,900,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) Series 2009 A, 3% 5/1/2029 VRDN (b)	2,700,000	2,700,000
TOTAL ARIZONA		34,100,000
Arkansas - 0.0%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 3.1% 1/2/2033 VRDN (b)(d)	1,000,000	1,000,000
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 3.1% 6/1/2028 VRDN (b)(d)	100,000	100,000
TOTAL ARKANSAS		1,100,000
Colorado - 2.8%
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) 2.8% 5/15/2064 VRDN (b)	40,200,000	40,200,000
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022 E, 2.8% 5/15/2062 VRDN (b)	31,850,000	31,850,000
University of Colorado Hospital Authority Series 2018B, 2.85% 11/15/2035 VRDN (b)	21,250,000	21,250,000
TOTAL COLORADO		93,300,000
Delaware - 0.8%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 3.22% 10/1/2029 VRDN (b)(d)	28,200,000	28,200,000
District Of Columbia - 0.2%
District Columbia Rev (Childrens National Med Ctr, Dc Proj.) Series 2025, 2.83% 7/15/2049, LOC Truist Bank VRDN (b)	7,300,000	7,300,000
Florida - 5.2%
Bay Cny Fla Pcr (Florida Pwr & Lt Co Proj.) Series 2020, 2.95% 6/1/2050 VRDN (b)(d)	22,300,000	22,300,000
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2015, 2.95% 6/1/2045 VRDN (b)(d)	13,500,000	13,500,000
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2018 A, 2.9% 12/1/2048 VRDN (b)(d)	2,800,000	2,800,000
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2018 B, 2.9% 12/1/2048 VRDN (b)(d)	3,100,000	3,100,000
Escambia Cnty FL Solid Wste (Florida Pwr & Lt Co Proj.) Series 2ND, 3% 4/1/2039 VRDN (b)	10,000,000	10,000,000
Escambia Cnty FL Solid Wste (Florida Pwr & Lt Co Proj.) Series FIRST 2009, 2.8% 4/1/2039 VRDN (b)	9,200,000	9,200,000
FL Pcr Power And Light (Florida Pwr & Lt Co Proj.) 3% 5/1/2029 VRDN (b)	5,600,000	5,600,000
Florida Hsg Fin Corp Mltfmy Rv (Hunters Run Partners Ii, Ltd Lp Proj.) 2.87% 6/15/2036, LOC Fannie Mae VRDN (b)(d)	4,225,000	4,225,000
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2021 D 2, 2.9% 11/15/2055 VRDN (b)	23,900,000	23,900,000
Hillsborough Cnty FL Hfa Rev (Claymore Housing Ltd Proj.) 2.82% 12/15/2038, LOC Citibank NA VRDN (b)(d)	8,195,000	8,195,000
Hillsborough Cnty FL Hfa Rev (Grande Oaks Llc Proj.) 2.85% 2/15/2037, LOC Fannie Mae VRDN (b)(d)	730,000	730,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024 G, 2.7% 11/15/2044 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (b)	7,300,000	7,300,000
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 A, 2.95% 12/1/2046 VRDN (b)(d)	5,100,000	5,100,000
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 B, 3.1% 12/1/2046 VRDN (b)(d)	4,100,000	4,100,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2021, 2.85% 5/1/2046 VRDN (b)(d)	5,700,000	5,700,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024A, 2.95% 5/1/2054 VRDN (b)(d)	13,700,000	13,700,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024B, 2.95% 5/1/2054 VRDN (b)(d)	16,350,000	16,350,000
Orange Cnty FL Health Facs (Nemours Foundation Proj.) Series 2009B, 2.81% 1/1/2039, LOC TD Bank NA VRDN (b)	15,070,000	15,070,000
TOTAL FLORIDA		170,870,000
Georgia - 2.0%
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 2.95% 11/1/2062 VRDN (b)(d)	21,785,000	21,785,000
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 3% 11/1/2062 VRDN (b)(d)	10,950,000	10,950,000
Heard Cnty GA Dev Auth Poll Cont Rev (Georgia Power Co Proj.) 2.9% 12/1/2037 VRDN (b)(d)	14,500,000	14,500,000
Monroe Cnty GA Dev Auth Rev (Florida Pwr & Lt Co Proj.) Series 2017, 3% 11/1/2047 VRDN (b)(d)	6,200,000	6,200,000
Monroe Cnty GA Dev Auth Rev (Florida Pwr & Lt Co Proj.) Series 2019, 2.95% 6/1/2049 VRDN (b)(d)	13,040,000	13,040,000
TOTAL GEORGIA		66,475,000
Illinois - 1.3%
Chicago IL Midway Arpt Rev Series 2014 C, 2.86% 1/1/2044, LOC PNC Bank NA VRDN (b)(d)	4,300,000	4,300,000
Chicago IL O'Hare Intl Arpt Rev Spl (Deutsche Lufthansa A G Proj.) 2.88% 5/1/2035, LOC Bayerische Landesbank VRDN (b)(d)	6,000,000	6,000,000
Illinois Dev Fin Auth Rev (Glenwood School For Boys, Il Proj.) 3.07% 2/1/2033, LOC Northern Trust CO Chicago VRDN (b)	1,900,000	1,900,000
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2018 C, 3% 11/15/2037, LOC PNC Bank NA VRDN (b)	4,000,000	4,000,000
Will Cnty IL Exempt Facs Rev (Exxon Capital Ventures Inc Proj.) 2.93% 4/1/2026 (Exxon Mobil Corp Guaranteed) VRDN (b)(d)	26,815,000	26,815,000
TOTAL ILLINOIS		43,015,000
Indiana - 1.8%
Hammond Ind Sew&Sd Wst Dsp Rev (Cargill Inc Proj.) 2.83% 12/1/2029 VRDN (b)(d)	33,700,000	33,700,000
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) 2.85% 11/1/2037, LOC Barclays Bank PLC VRDN (b)	7,825,000	7,825,000
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 2.85% 11/1/2039, LOC TD Bank NA VRDN (b)	17,500,000	17,500,000
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 2.92% 12/1/2038 VRDN (b)(d)	1,050,000	1,050,000
TOTAL INDIANA		60,075,000
Iowa - 2.2%
Iowa Fin Auth Health Facs Rev (Unitypoint Health Proj.) Series 2013B 2, 2.85% 2/15/2039, LOC TD Bank NA VRDN (b)	9,875,000	9,875,000
Iowa Fin Auth Pollutn Ctl Fac Rev (Midamerican Energy Co Proj.) Series 2016A, 2.85% 9/1/2036 VRDN (b)	1,200,000	1,200,000
Iowa Fin Auth Sld Disp Wst Rev (Chevron Usa Inc Proj.) 2.9% 8/1/2054 (Chevron Corp Guaranteed) VRDN (b)(d)	25,800,000	25,800,000
Iowa Fin Auth Solid Waste Facs Rev (Midamerican Energy Co Proj.) 2.85% 12/1/2047 VRDN (b)(d)	36,530,000	36,530,000
TOTAL IOWA		73,405,000
Kansas - 0.5%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.9% 9/1/2035 VRDN (b)	3,300,000	3,300,000
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.9% 9/1/2035 VRDN (b)	1,000,000	1,000,000
LA Cygne KS Pollution Ctl Rev (Evergy Kansas South Proj.) 2.85% 4/15/2027 VRDN (b)	400,000	400,000
St Marys Kans Pollutn Ctl Rev (Evergy Kansas South Proj.) 2.85% 4/15/2032 VRDN (b)	4,100,000	4,100,000
University Kansas Hosp Auth Hlth Fac Rev 2.85% 9/1/2034, LOC US Bank NA/Cincinnati OH VRDN (b)	7,200,000	7,200,000
Wamego Kansas Pcr (Evergy Kansas South Proj.) 2.85% 4/15/2032 VRDN (b)	200,000	200,000
TOTAL KANSAS		16,200,000
Kentucky - 2.4%
Kentucky Bond Development Corp (Baptist Health Obligated Group Proj.) Series 2025 B, 2.88% 8/15/2055, LOC Truist Bank VRDN (b)	7,700,000	7,700,000
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023C, 2.88% 10/1/2053, LOC Truist Bank VRDN (b)	4,505,000	4,505,000
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023D, 2.88% 10/1/2053, LOC Truist Bank VRDN (b)	4,400,000	4,400,000
Louisville KY Regl Arpt Auth Spl Facs Rev (United Parcel Service Inc Proj.) 2.9% 11/1/2036 VRDN (b)(d)	42,600,000	42,600,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.35% 7/1/2060 VRDN (b)(d)	10,560,000	10,560,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.35% 7/1/2060 VRDN (b)(d)	4,500,000	4,500,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021 A 1, 3.35% 8/1/2061 VRDN (b)(d)	6,775,000	6,775,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021B 1, 3.4% 8/1/2061 VRDN (b)(d)	200,000	200,000
TOTAL KENTUCKY		81,240,000
Louisiana - 3.8%
East Baton Rouge Parish LA Inc Indl Dev Brd Rev (Exxon Capital Ventures Inc Proj.) 2.87% 8/1/2035 (Exxon Mobil Corp Guaranteed) VRDN (b)	14,255,000	14,255,000
Louisiana Pub Facs Auth Recycling Fac Rev (Chevron Usa Inc Proj.) Series 2024, 2.9% 5/1/2054 (Chevron Corp Guaranteed) VRDN (b)(d)	35,000,000	35,000,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 2.75% 12/1/2037 VRDN (b)(d)	14,000,000	14,000,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 2.75% 12/1/2038 VRDN (b)(d)	18,650,000	18,650,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 2.87% 8/1/2043 VRDN (b)	5,800,000	5,800,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 2.9% 5/1/2042 VRDN (b)	7,600,000	7,600,000
Louisiana St Gas & Fuel Tax Rv 2.85% 5/1/2043, LOC Toronto-Dominion Bank/NY VRDN (b)	13,895,000	13,895,000
Louisiana St Gas & Fuel Tax Rv 2.85% 5/1/2043, LOC Toronto-Dominion Bank/NY VRDN (b)	1,265,000	1,265,000
St Bernard Parish LA Exempt Fa C Rev (Exxon Mobil Corp Proj.) 2.93% 11/1/2026 VRDN (b)(d)	15,500,000	15,500,000
TOTAL LOUISIANA		125,965,000
Maryland - 0.4%
Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health Sys Corp Proj.) 2.8% 6/1/2048, LOC TD Bank NA VRDN (b)	7,700,000	7,700,000
Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health Sys Corp Proj.) 2.8% 6/1/2048, LOC TD Bank NA VRDN (b)	6,245,000	6,245,000
TOTAL MARYLAND		13,945,000
Michigan - 1.4%
Michigan St Strategic Fd Ltd Oblig Rev (Kroger Co Proj.) 2.83% 1/1/2026, LOC Bank of Nova Scotia NY Brh VRDN (b)	2,100,000	2,100,000
Michigan Strategic Fund (Chevron Usa Inc Proj.) Series 2024, 2.9% 11/1/2054 (Chevron Corp Guaranteed) VRDN (b)(d)	43,800,000	43,800,000
TOTAL MICHIGAN		45,900,000
Minnesota - 0.2%
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 C, 2.9% 11/15/2048, LOC Bank of America NA VRDN (b)	6,500,000	6,500,000
Mississippi - 2.1%
Mississippi Bus Fin Corp Rev (Mississippi Power Co Proj.) Series 1999, 2.95% 12/1/2027 VRDN (b)(d)	3,700,000	3,700,000
Mississippi Bus Fin Corp Sld Wst Disp Rev (Waste Management Inc Del Proj.) 3.05% 7/1/2028, LOC Bank of America NA VRDN (b)(d)	10,000,000	10,000,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Corp New Proj.) 2.9% 11/1/2035 VRDN (b)	3,770,000	3,770,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Corp New Proj.) 2.9% 11/1/2035 VRDN (b)	3,600,000	3,600,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Usa Inc Proj.) 2.85% 12/1/2030 (Chevron Corp Guaranteed) VRDN (b)	17,200,000	17,200,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Usa Inc Proj.) 2.85% 12/1/2030 (Chevron Corp Guaranteed) VRDN (b)	8,150,000	8,150,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Usa Inc Proj.) 2.9% 12/1/2030 (Chevron Corp Guaranteed) VRDN (b)	12,455,000	12,455,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Usa Inc Proj.) 2.9% 12/1/2030 (Chevron Corp Guaranteed) VRDN (b)	10,480,000	10,480,000
Mississippi Dev Bank Spl Oblig (Jackson Cnty Ms Port Fac Rev Proj.) 2.9% 12/1/2039 (Chevron Corp Guaranteed) VRDN (b)	1,020,000	1,020,000
TOTAL MISSISSIPPI		70,375,000
Nebraska - 2.4%
County of Washington NE (Cargill Inc Proj.) Series 2012, 2.86% 9/1/2030 VRDN (b)(d)	5,170,000	5,170,000
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2013F, 2.95% 3/1/2038 (Liquidity Facility Federal Home Loan Bank of Topeka) VRDN (b)(d)	10,815,000	10,815,000
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2014B, 2.95% 9/1/2038 (Liquidity Facility Federal Home Loan Bank of Topeka) VRDN (b)(d)	11,850,000	11,850,000
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2015B, 2.95% 9/1/2038 (Liquidity Facility Federal Home Loan Bank of Topeka) VRDN (b)(d)	13,975,000	13,975,000
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2016B, 2.95% 9/1/2032 (Liquidity Facility Federal Home Loan Bank of Topeka) VRDN (b)(d)	6,715,000	6,715,000
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2016D, 2.95% 9/1/2032 (Liquidity Facility Federal Home Loan Bank of Topeka) VRDN (b)(d)	6,770,000	6,770,000
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2018 B, 2.95% 3/1/2048 (Liquidity Facility Federal Home Loan Bank of Topeka) VRDN (b)(d)	12,000,000	12,000,000
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2018 D, 2.95% 9/1/2048 (Liquidity Facility Federal Home Loan Bank of Topeka) VRDN (b)(d)	14,115,000	14,115,000
TOTAL NEBRASKA		81,410,000
Nevada - 0.7%
Clark Cnty NV Indl Dev Rev (Southwest Gas Corp Proj.) Series 2008 A, 2.8% 3/1/2038, LOC MUFG Bank Ltd/New York NY VRDN (b)(d)	24,900,000	24,900,000
New York - 13.9%
City of New York NY Gen. Oblig. 2.85% 5/1/2052 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	26,400,000	26,400,000
City of New York NY Gen. Oblig. Series 2013 A 3, 2.85% 10/1/2040 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	21,000,000	21,000,000
City of New York NY Gen. Oblig. Series 2013 SUB A 2, 2.85% 10/1/2038 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	4,865,000	4,865,000
City of New York NY Gen. Oblig. Series 2014 D 4, 2.85% 8/1/2040, LOC TD Bank NA VRDN (b)	11,590,000	11,590,000
City of New York NY Gen. Oblig. Series B 4, 2.85% 10/1/2046 (Liquidity Facility Barclays Bank PLC) VRDN (b)	1,120,000	1,120,000
City of New York NY Gen. Oblig. Series B 5, 2.85% 10/1/2046 (Liquidity Facility Barclays Bank PLC) VRDN (b)	5,950,000	5,950,000
City of New York NY Gen. Oblig. Series FISCAL 2014I SUB I 3, 2.9% 3/1/2044 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)	5,300,000	5,300,000
City of New York NY Gen. Oblig. Series FISCAL 2019 D 4, 2.85% 12/1/2047 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	6,100,000	6,100,000
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 3, 2.85% 9/1/2049 (Liquidity Facility Bank of Montreal/Chicago IL) VRDN (b)	10,600,000	10,600,000
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 4, 2.85% 9/1/2049 (Liquidity Facility Toronto Dominion Bank) VRDN (b)	32,065,000	32,065,000
City of New York NY Gen. Oblig. Series G 3, 2.85% 2/1/2055 (Liquidity Facility TD Bank NA) VRDN (b)	17,150,000	17,150,000
Metropolitan Transn Auth NY Rv 2.85% 11/1/2030, LOC Bank of America NA VRDN (b)	3,100,000	3,100,000
Metropolitan Transn Auth NY Rv 2.85% 11/1/2035, LOC Bank of America NA VRDN (b)	5,100,000	5,100,000
Metropolitan Transn Auth NY Rv Series SUB 2002D 2B, 2.9% 11/1/2032, LOC Truist Bank VRDN (b)	16,100,000	16,100,000
Metropolitan Transn Auth NY Rv Series SUB 2012G 3, 2.85% 11/1/2031, LOC Royal Bank of Canada/New York NY VRDN (b)	24,690,000	24,690,000
New York NY City Indl Dev Agy (Various Capital Projects) 2.85% 5/1/2033, LOC Bank of America NA VRDN (b)	3,025,000	3,025,000
New York NY City Transitional Fin Auth Rev Series A 4, 2.85% 8/1/2043 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	3,680,000	3,680,000
New York NY City Transitional Fin Auth Rev Series A-3, 2.86% 8/1/2043 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	30,740,000	30,740,000
New York NY City Transitional Fin Auth Rev Series D 3, 2.85% 2/1/2044 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	2,900,000	2,900,000
New York NY City Transitional Fin Auth Rev Series FISCAL 2019 C 4, 2.85% 11/1/2044 (Liquidity Facility Barclays Bank PLC) VRDN (b)	1,545,000	1,545,000
New York NY Cty Hsg Dev Corp Multifamily Rev (Glenwood Management Proj.) 2.78% 6/15/2029, LOC Fannie Mae VRDN (b)(d)	100,000	100,000
New York NY Cty Muni Wtr Fin Auth 2.8% 6/15/2038 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	22,045,000	22,045,000
New York NY Cty Muni Wtr Fin Auth 2.8% 6/15/2039 (Liquidity Facility UBS AG/Stamford CT) VRDN (b)	5,900,000	5,900,000
New York NY Cty Muni Wtr Fin Auth 2.85% 6/15/2039 (Liquidity Facility UBS AG/Stamford CT) VRDN (b)	32,605,000	32,605,000
New York NY Cty Muni Wtr Fin Auth 2.85% 6/15/2043 (Liquidity Facility TD Bank NA) VRDN (b)	8,585,000	8,585,000
New York NY Cty Muni Wtr Fin Auth 2.9% 6/15/2043 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	6,075,000	6,075,000
New York NY Cty Muni Wtr Fin Auth 2.9% 6/15/2043 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)	1,200,000	1,200,000
New York NY Cty Muni Wtr Fin Auth Series 2014 AA 3, 2.85% 6/15/2049 (Liquidity Facility TD Bank NA) VRDN (b)	8,925,000	8,925,000
New York NY Cty Muni Wtr Fin Auth Series 2015 BB 2, 2.85% 6/15/2049 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	7,280,000	7,280,000
New York NY Cty Muni Wtr Fin Auth Series 2015 BB 4, 2.85% 6/15/2050 (Liquidity Facility Barclays Bank PLC) VRDN (b)	4,200,000	4,200,000
New York NY Cty Muni Wtr Fin Auth Series AA 5, 2.85% 6/15/2048 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	8,695,000	8,695,000
New York NY Cty Muni Wtr Fin Auth Series BB 1, 2.85% 6/15/2049 (Liquidity Facility Bank of America NA) VRDN (b)	1,600,000	1,600,000
New York NY Cty Muni Wtr Fin Auth Series BB 1A, 2.9% 6/15/2049 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	7,025,000	7,025,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021 SUB EE 1, 2.9% 6/15/2045 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)	5,150,000	5,150,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021 SUB EE2, 2.9% 6/15/2045 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	2,075,000	2,075,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2023 CC, 2.85% 6/15/2053 (Liquidity Facility Barclays Bank PLC) VRDN (b)	1,310,000	1,310,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2025 SUB EE 1, 2.85% 6/15/2055 (Liquidity Facility TD Bank NA) VRDN (b)	11,285,000	11,285,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2025 SUB EE 2, 2.84% 6/15/2055 (Liquidity Facility Bank of New York Mellon) VRDN (b)	5,900,000	5,900,000
New York St Hsg Fin Agy Rev (Penmark Realty Corp Proj.) 2.95% 11/1/2034, LOC Landesbank Hessen-Thueringen Girozentrale VRDN (b)(d)	48,700,000	48,700,000
New York St Hsg Fin Agy Rev (Penmark Realty Corp Proj.) 2.95% 11/1/2034, LOC Landesbank Hessen-Thueringen Girozentrale VRDN (b)(d)	7,130,000	7,130,000
New York St Hsg Fin Agy Rev (Silverstein Properties Inc Proj.) 2.8% 5/15/2041, LOC Fannie Mae VRDN (b)(d)	15,100,000	15,100,000
New York St Hsg Fin Agy Rev (Various Capital Projects) Series 2014A, 2.9% 11/1/2046, LOC Landesbank Hess-Thurngn (Ungtd) NY Br VRDN (b)	8,380,000	8,380,000
Triborough Brdg & Tunl NY Revs Series 2005B 4A, 2.85% 1/1/2032, LOC TD Bank NA VRDN (b)	9,020,000	9,020,000
Triborough Brdg & Tunl NY Revs Series SUB 2005B3, 2.85% 1/1/2032, LOC Bank of America NA VRDN (b)	1,100,000	1,100,000
TOTAL NEW YORK		462,405,000
North Carolina - 2.3%
Atrium Health (Carolinas Healthcare System Proj.) 2.85% 1/15/2044, LOC TD Bank NA VRDN (b)	12,055,000	12,055,000
Cumberland Cnty NC Indl Facs & Pollution Ctl Fing Auth Exempt Facs Rev (Cargill Inc Proj.) Series 2022, 2.83% 8/1/2052 VRDN (b)(d)	2,900,000	2,900,000
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 3.1% 11/1/2033 VRDN (b)(d)	50,000	50,000
Lower Cape Fear N C Wtr & Swr Auth Spl Fac Rev (Smithfield Foods Proj.) 2.89% 12/1/2034, LOC Cooperatieve Rabobank UA/NY VRDN (b)	1,400,000	1,400,000
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 55 B, 2.85% 1/1/2050 (Liquidity Facility TD Bank NA) VRDN (b)	31,500,000	31,500,000
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 B, 2.85% 1/1/2057 (Liquidity Facility Royal Bank of Canada) VRDN (b)	23,100,000	23,100,000
North Carolina Med Care Commn Health Care Facs Rev (Firsthealth Of Carolinas Proj.) Series 2017C, 2.88% 10/1/2039, LOC Truist Bank VRDN (b)	3,400,000	3,400,000
North Carolina Med Care Commn Health Care Facs Rev (Firsthealth Of Carolinas Proj.) Series 2017D, 2.88% 10/1/2032, LOC Truist Bank VRDN (b)	3,500,000	3,500,000
TOTAL NORTH CAROLINA		77,905,000
Ohio - 2.5%
Allen Cnty OH Hosp Facs Rev (Mercy Healthcare System Proj.) 2.9% 6/1/2034, LOC Truist Bank VRDN (b)	1,195,000	1,195,000
Cuyahoga Cnty OH Hlth Care Fac (The A.M. Mcgregor Home Proj.) Series 2014, 2.84% 5/1/2049, LOC Northern Trust CO Chicago VRDN (b)	1,800,000	1,800,000
Franklin Cnty Ohio Hosp Rev (Ohiohealth Corporation Proj.) 2.75% 7/1/2029, LOC Northern Trust CO Chicago VRDN (b)	100,000	100,000
Hamilton Cnty OH Hosp Facs Rev (Childrens Hosp Med Ctr Cinn,Oh Proj.) Series 2018AA, 2.89% 5/15/2037 VRDN (b)	4,700,000	4,700,000
Ohio St Adult Correctional Cap Facs (Ohio St Proj.) Series 2019 C, 2.95% 10/1/2039 VRDN (b)	45,000,000	45,000,000
Ohio St Higher Ed Fac Comm (Cleveland Clinic Foundtn (The) Proj.) 2.85% 1/1/2043 (Liquidity Facility Barclays Bank PLC) VRDN (b)	19,810,000	19,810,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) 2.85% 1/15/2046, LOC Royal Bank of Canada/New York NY VRDN (b)	5,500,000	5,500,000
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series I, 2.75% 3/1/2036 (Liquidity Facility TD Bank NA) VRDN (b)(d)	4,065,000	4,065,000
State of Ohio 2.65% 10/1/2045 VRDN (b)	1,800,000	1,800,000
TOTAL OHIO		83,970,000
Oregon - 0.2%
Oregon St Facs Auth Rev (Peacehealth (Hlth Sys),Wa Proj.) Series 2018 B, 2.85% 8/1/2034, LOC TD Bank NA VRDN (b)	6,900,000	6,900,000
Pennsylvania - 0.4%
Lancaster PA Indl Dev Auth Rev (Willow Valley Retirement Communities Proj.) 2.88% 12/1/2039, LOC PNC Bank NA VRDN (b)	5,270,000	5,270,000
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) Series 2024D1, 2.85% 11/1/2061, LOC Bank of America NA VRDN (b)	7,300,000	7,300,000
TOTAL PENNSYLVANIA		12,570,000
South Carolina - 0.8%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 3.3% 3/1/2029 VRDN (b)(d)	3,625,000	3,625,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 3.3% 4/1/2031 VRDN (b)(d)	2,085,000	2,085,000
Darlington Cnty SC Indl Dev Re (Nucor Corp Proj.) 3.3% 8/1/2029 VRDN (b)(d)	2,713,000	2,713,000
South Carolina Jobs-Economic Dev Auth Hosp Rev (Prisma Health Proj.) Series 2018B, 2.85% 5/1/2048, LOC TD Bank NA VRDN (b)	5,580,000	5,580,000
South Carolina Jobs-Economic Dev Auth Hosp Rev (Prisma Health Proj.) Series 2018C, 2.85% 5/1/2048, LOC TD Bank NA VRDN (b)	14,075,000	14,075,000
TOTAL SOUTH CAROLINA		28,078,000
Tennessee - 0.9%
Clarksville TN Public Bldg Ath (Tennessee Muni Bond Fund Proj.) 2.93% 1/1/2033, LOC Bank of America NA VRDN (b)	1,500,000	1,500,000
Clarksville TN Public Bldg Ath (Tennessee Muni Bond Fund Proj.) 2.93% 11/1/2035, LOC Bank of America NA VRDN (b)	9,965,000	9,965,000
Clarksville TN Public Bldg Ath (Tennessee Muni Bond Fund Proj.) 2.93% 2/1/2038, LOC Bank of America NA VRDN (b)	9,445,000	9,445,000
Industrial Dev Brd Blount Cnty & Cities Alcoa & Maryville Tenn (Alcoa Tn Proj.) 3.05% 6/1/2036, LOC Truist Bank VRDN (b)	1,970,000	1,970,000
Loudon CO TN Idb Exmpt Fac Rv (Kimberly-Clark Corp Proj.) 2.95% 11/1/2034 VRDN (b)(d)	1,000,000	1,000,000
Montgomery Cnty TN Pub Bldg Au 2.9% 2/1/2036, LOC Bank of America NA VRDN (b)	4,715,000	4,715,000
TOTAL TENNESSEE		28,595,000
Texas - 10.8%
Calhoun Cnty Tex Nav Dist Environmental Facs Rev (Formosa Plastics Corp Proj.) 2.9% 5/1/2034, LOC Citibank NA VRDN (b)(d)	5,000,000	5,000,000
Calhoun Cnty TX Nav Dist Pol (Formosa Plastics Corp Texas Proj.) 2.9% 9/1/2032, LOC Citibank NA VRDN (b)(d)	10,000,000	10,000,000
Calhoun Port Auth TX Environmental Facs Rev (Formosa Plastics Corp Texas Proj.) 2.83% 11/1/2037, LOC PNC Bank NA VRDN (b)(d)	11,330,000	11,330,000
Calhoun Port Auth TX Environmental Facs Rev (Formosa Plastics Corp Texas Proj.) 2.83% 11/1/2038, LOC Bank of America NA VRDN (b)(d)	4,400,000	4,400,000
Dallas-Fort Worth Intl Arpt TX (United Parcel Service Inc Proj.) 2.88% 5/1/2032 VRDN (b)(d)	29,050,000	29,050,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025 A, 2.8% 12/1/2060 (Liquidity Facility Bank of America NA) VRDN (b)	23,140,000	23,140,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025 D, 2.85% 12/1/2060 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (b)	45,490,000	45,490,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025 E, 2.85% 12/1/2060 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (b)	46,055,000	46,055,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025G, 2.85% 12/1/2060 (Liquidity Facility PNC Bank NA) VRDN (b)	23,000,000	23,000,000
Harris Cnty TX Health Facs Rev (Methodist Healthcare Sys, Tx Proj.) 2.85% 12/1/2041 VRDN (b)	7,235,000	7,235,000
Harris Cnty TX Health Facs Rev (Methodist Healthcare Sys, Tx Proj.) 2.85% 12/1/2041 VRDN (b)	100,000	100,000
Harris Cnty TX Hfc Mfhr (Louetta Village Apartments 45 Lp Proj.) 2.86% 1/15/2038, LOC Fannie Mae VRDN (b)(d)	4,380,000	4,380,000
Harris Cnty TX Hosp Dist Rev 2.83% 2/15/2042, LOC JPMorgan Chase Bank NA VRDN (b)	3,800,000	3,800,000
Harris Cnty TX Idc Pcr (Exxon Capital Ventures Inc Proj.) 2.93% 8/15/2027 (Exxon Mobil Corp Guaranteed) VRDN (b)(d)	7,400,000	7,400,000
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 3.1% 8/1/2038 VRDN (b)(d)	4,400,000	4,400,000
Lower Nchs Vly Ath TX Idcrp Re (Exxon Capital Ventures Inc Proj.) 2.9% 11/1/2029 (Exxon Mobil Corp Guaranteed) VRDN (b)	9,335,000	9,335,000
Lower Nchs Vly Ath TX Idcrp Re (Exxon Capital Ventures Inc Proj.) 2.93% 11/1/2029 (Exxon Mobil Corp Guaranteed) VRDN (b)(d)	1,155,000	1,155,000
Lower Nchs Vly Ath TX Idcrp Re (Exxon Capital Ventures Inc Proj.) 2.93% 12/1/2039 (Exxon Mobil Corp Guaranteed) VRDN (b)(d)	1,180,000	1,180,000
Lower Nchs Vly Ath TX Idcrp Re (Exxon Capital Ventures Inc Proj.) 2.93% 3/1/2033 (Exxon Mobil Corp Guaranteed) VRDN (b)(d)	2,505,000	2,505,000
Lower Nchs Vly Ath TX Idcrp Re (Exxon Mobil Corp Proj.) 2.93% 4/1/2029 VRDN (b)(d)	16,100,000	16,100,000
Lower Nchs Vly Ath TX Idcrp Re (Onyx Environmental Svcs Llc Proj.) Series 2003, 2.91% 5/1/2028, LOC Bank of America NA VRDN (b)(d)	10,250,000	10,250,000
Lower Neches Valley Auth Tex (Exxon Capital Ventures Inc Proj.) 2.9% 11/1/2038 (Exxon Mobil Corp Guaranteed) VRDN (b)	6,565,000	6,565,000
Lower Neches Valley Auth Tex (Exxon Capital Ventures Inc Proj.) 2.9% 11/1/2051 (Exxon Mobil Corp Guaranteed) VRDN (b)	5,705,000	5,705,000
Lower Neches Valley Auth Tex (Exxon Capital Ventures Inc Proj.) 2.9% 5/1/2046 (Exxon Mobil Corp Guaranteed) VRDN (b)	16,575,000	16,575,000
Port Arthur TX Navigation District (Air Products & Chemicals Inc Proj.) 2.75% 4/1/2036 VRDN (b)(d)	11,000,000	11,000,000
Port Arthur TX Navigation District (Air Products & Chemicals Inc Proj.) 2.75% 4/1/2037 VRDN (b)(d)	22,500,000	22,500,000
Port Port Arthur TX Nav Dist R (Total Petrochemicals &Refining Sa/Nv Proj.) 2.83% 4/1/2027 (TotalEnergies SE Guaranteed) VRDN (b)(d)	10,000,000	10,000,000
Port Port Arthur TX Nav Dist R (Total Petrochemicals &Refining Sa/Nv Proj.) 2.83% 5/1/2035 (TotalEnergies SE Guaranteed) VRDN (b)(d)	10,000,000	10,000,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals Of Dallas Proj.) 2.8% 10/1/2041, LOC TD Bank NA VRDN (b)	7,700,000	7,700,000
Texas State Gen. Oblig. 2.8% 12/1/2041 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	1,000,000	1,000,000
Texas State Gen. Oblig. 2.8% 12/1/2042 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	500,000	500,000
Texas State Gen. Oblig. 2.8% 6/1/2043 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	705,000	705,000
Texas State Gen. Oblig. Series 2017, 2.85% 12/1/2047 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	800,000	800,000
TOTAL TEXAS		358,355,000
Virginia - 0.6%
Roanoke VA Economic Dev Auth Hosp Rev (Carilion Health System Proj.) Series 2020C, 2.85% 7/1/2052, LOC TD Bank NA VRDN (b)	2,550,000	2,550,000
VA Small Business Fing Auth Hosp Rev (Carilion Health System Proj.) Series 2008 B, 2.85% 7/1/2042, LOC TD Bank NA VRDN (b)	19,025,000	19,025,000
TOTAL VIRGINIA		21,575,000
Washington - 0.6%
Washington St Hsg Fin Comm Mf (Redm Llc Proj.) 2.88% 7/1/2041, LOC Federal Home Loan Bank of San Francisco VRDN (b)(d)	19,250,000	19,250,000
West Virginia - 1.5%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) 2.95% 2/1/2036 VRDN (b)(d)	22,400,000	22,400,000
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2008 A, 2.85% 2/1/2036 VRDN (b)(d)	27,800,000	27,800,000
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Nucor Steel West Virginia Llc Proj.) Series 2025B 1, 3.1% 11/1/2065 (Nucor Corp Guaranteed) VRDN (b)(d)	1,400,000	1,400,000
TOTAL WEST VIRGINIA		51,600,000
Wisconsin - 1.4%
Green Bay Wis Redev Auth Exempt Fac Redev Rev (Green Bay Wis Pkg Sys Rev Proj.) Series 2019, 2.84% 7/1/2047, LOC Wells Fargo Bank NA VRDN (b)(d)(f)	21,500,000	21,500,000
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2018 C, 2.8% 4/1/2048 (Liquidity Facility BMO Bank NA) VRDN (b)	19,375,000	19,375,000
Wisconsin Health & Educational Facilities Authority (Sanford Health, Sd Proj.) Series 2018 A, 2.85% 2/15/2050, LOC Barclays Bank PLC VRDN (b)	6,415,000	6,415,000
TOTAL WISCONSIN		47,290,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $2,387,288,000)		2,387,288,000

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $3,338,785,370)	3,338,785,370
NET OTHER ASSETS (LIABILITIES) - 0.2%	5,766,350
NET ASSETS - 100.0%	3,344,551,720

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,100,000 or 0.2% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,500,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Shelby Cnty Tenn Health Edl& Hsg Fac Brd Health Care Rev Participating VRDN Series 2025 BAML5067, 2.83% 9/1/2055 (Liquidity Facility Bank of America, N.A.)	9/18/2025	5,100,000

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Tender Option Bond	951,497,370	-	951,497,370	-

Variable Rate Demand Note	2,387,288,000	-	2,387,288,000	-
Total Investments in Securities:	3,338,785,370	-	3,338,785,370	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,338,785,370)		$3,338,785,370
Cash		1,025
Interest receivable		13,315,801
Other receivables		11,896
Total assets		3,352,114,092
Liabilities
Distributions payable	$7,550,480
Other payables and accrued expenses	11,892
Total liabilities		7,562,372
Net Assets		$3,344,551,720
Net Assets consist of:
Paid in capital		$3,344,584,511
Total accumulated earnings (loss)		(32,791)
Net Assets		$3,344,551,720
Net Asset Value, offering price and redemption price per share ($3,344,551,720 ÷ 3,343,854,908 shares)		$1.0002
Statement of Operations
Six months ended November 30, 2025 (Unaudited)
Investment Income
Interest		$43,975,298
Expenses
Custodian fees and expenses	$18,575
Independent trustees' fees and expenses	4,098
Total expenses before reductions	22,673
Expense reductions	(18,166)
Total expenses after reductions		4,507
Net Investment income (loss)		43,970,791
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,848
Total net realized gain (loss)		1,848
Net increase in net assets resulting from operations		$43,972,639
Statement of Changes in Net Assets

	Six months ended November 30, 2025 (Unaudited)	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,970,791	$90,129,219
Net realized gain (loss)	1,848	8,735
Change in net unrealized appreciation (depreciation)	-	(1,198)
Net increase in net assets resulting from operations	43,972,639	90,136,756
Distributions to shareholders	(44,009,226)	(90,128,941)

Affiliated share transactions
Proceeds from sales of shares	8,401,949,764	17,208,561,163
Cost of shares redeemed	(9,263,001,159)	(14,994,689,974)

Net increase (decrease) in net assets and shares resulting from share transactions	(861,051,395)	2,213,871,189
Total increase (decrease) in net assets	(861,087,982)	2,213,879,004

Net Assets
Beginning of period	4,205,639,702	1,991,760,698
End of period	$3,344,551,720	$4,205,639,702

Other Information
Shares
Sold	8,400,269,710	17,205,120,139
Redeemed	(9,261,148,929)	(14,991,691,636)
Net increase (decrease)	(860,879,219)	2,213,428,503

Financial Highlights
Fidelity® Municipal Cash Central Fund

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.0002	$1.0002	$1.0002	$1.0002	$1.0002	$1.0001
Income from Investment Operations
Net investment income (loss) A	.0136	.0302	.0349	.0220	.0016	.0011
Net realized and unrealized gain (loss)	- B	- B	- B	- B	.0001	.0001
Total from investment operations	.0136	.0302	.0349	.0220	.0017	.0012
Distributions from net investment income	(.0136)	(.0302)	(.0349)	(.0220)	(.0016)	(.0011)
Distributions from net realized gain	- B	-	-	- B	- B	- B
Total distributions	(.0136)	(.0302)	(.0349)	(.0220)	(.0017) C	(.0011)
Net asset value, end of period	$1.0002	$1.0002	$1.0002	$1.0002	$1.0002	$1.0002
Total Return D,E	1.36%	3.07%	3.54%	2.22%	.17%	.12%
Ratios to Average Net Assets A,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	2.70% I	2.92%	3.46%	2.25%	.17%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$3,344,552	$4,205,640	$1,991,761	$1,996,665	$1,856,209	$1,342,909

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.00005 per share.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2025

1. Organization.
Fidelity Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$3,338,785,370

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Municipal Cash Central Fund	530,330,000	675,240,000	-
4. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $18,166.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Municipal Cash Central Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the fact that FMR does not receive a management fee from the fund for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the lineup of the Fidelity funds; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.734025.125
MCC-SANN-0126
Fidelity® Cash Central Fund

Semi-Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Cash Central Fund
Schedule of Investments November 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Repurchase Agreements - 45.8%
	Maturity Amount ($)	Value ($)
Investments in repurchase agreements in a joint trading account at 3.9%, dated 11/28/2025 due 12/1/2025 (Collateralized by U.S. Government Obligations)#	894,139,551	893,849,000
Investments in repurchase agreements in a joint trading account at 4.08%, dated 11/28/2025 due 12/1/2025 (Collateralized by U.S. Government Obligations)#	10,285,590,912	10,282,095,000
Repurchase Agreements*	14,974,065,823	14,969,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,144,944,000)		26,144,944,000

Commercial Paper - 4.1%
	Yield (%) (b)	Principal Amount (a)	Value ($)
Landesbank Baden-Wuerttemberg yankee 4.06% 12/1/2025 (Cost $2,368,000,000)	4.06	2,368,000,000	2,368,000,000

Time Deposits - 10.0%
	Yield (%) (b)	Principal Amount (a)	Value ($)
Canadian Imperial Bank of Commerce 3.9% 12/1/2025	3.90	2,366,406,000	2,366,406,000
Mizuho Bank Ltd NY Branch 3.88% 12/1/2025	3.88	500,000,000	500,000,000
Mizuho Bank Ltd NY Branch 3.9% 12/1/2025	3.90	1,979,000,000	1,979,000,000
National Bank of Canada 3.95% 12/1/2025	3.95	127,000,000	127,000,000
Royal Bank of Canada Toronto 3.88% 12/1/2025	3.88	250,000,000	250,000,000
Royal Bank of Canada Toronto 4.1% 12/1/2025	4.10	493,000,000	493,000,000
TOTAL TIME DEPOSITS (Cost $5,715,406,000)			5,715,406,000

U.S. Treasury Obligations - 42.8%
	Yield (%) (b)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/13/2026	3.86	1,110,000,000	1,104,989,016
US Treasury Bills 0% 1/2/2026	3.87	1,200,000,000	1,195,941,336
US Treasury Bills 0% 1/20/2026	3.87	1,176,000,000	1,169,786,592
US Treasury Bills 0% 1/22/2026	3.85	525,000,000	522,135,269
US Treasury Bills 0% 1/27/2026	3.86	575,000,000	571,532,831
US Treasury Bills 0% 1/6/2026	3.84 to 3.87	1,036,800,000	1,032,864,307
US Treasury Bills 0% 1/8/2026	3.87	1,135,000,000	1,130,446,187
US Treasury Bills 0% 12/11/2025	3.90	716,000,000	715,221,350
US Treasury Bills 0% 12/16/2025	3.91 to 3.98	2,147,800,000	2,144,305,787
US Treasury Bills 0% 12/18/2025	3.92	1,050,000,000	1,048,062,036
US Treasury Bills 0% 12/2/2025	3.92 to 4.28	1,720,000,000	1,719,812,417
US Treasury Bills 0% 12/23/2025	3.90 to 3.92	1,726,000,000	1,721,887,770
US Treasury Bills 0% 12/26/2025	3.91 to 3.93	1,444,000,000	1,440,096,781
US Treasury Bills 0% 12/30/2025	3.91 to 3.92	1,665,000,000	1,659,800,988
US Treasury Bills 0% 12/4/2025	3.96	719,000,000	718,768,123
US Treasury Bills 0% 12/9/2025	3.89 to 4.00	1,643,000,000	1,641,579,643
US Treasury Bills 0% 2/12/2026	3.82	530,000,000	526,028,472
US Treasury Bills 0% 2/17/2026	3.86	510,000,000	505,923,284
US Treasury Bills 0% 2/19/2026	3.83	565,000,000	560,344,903
US Treasury Bills 0% 2/24/2026	3.78	525,000,000	520,430,122
US Treasury Bills 0% 2/26/2026	3.78	575,000,000	569,847,425
US Treasury Bills 0% 2/5/2026	3.85	575,000,000	571,052,148
US Treasury Bills 0% 3/10/2026	3.82	481,000,000	476,100,928
US Treasury Bills 0% 3/24/2026	3.80	600,000,000	592,997,766
US Treasury Bills 0% 3/31/2026	3.79	575,000,000	567,923,475
TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,426,897,718)			24,427,878,956

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $58,655,247,718)	58,656,228,956
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(1,525,758,218)
NET ASSETS - 100.0%	57,130,470,738

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
Fixed Income Clearing Corp - Goldman	4.00	11/28/2025	12/1/2025	1,979,000,000	1,979,659,667	U.S. Treasuries (including strips)	2.00	11/15/2041	2,019,252,895
Fixed Income Clearing Corp - Morgan Stanley	4.07	11/28/2025	12/1/2025	6,597,000,000	6,599,237,483	U.S. Treasuries (including strips)	0.00 - 6.50	12/11/2025 - 10/31/2032	6,731,222,233
Fixed Income Clearing Corp - Morgan Stanley	4.07	11/28/2025	12/1/2025	3,298,000,000	3,299,118,572	U.S. Treasuries (including strips)	0.00 - 6.00	12/9/2025 - 8/15/2034	3,365,100,943
Fixed Income Clearing Corp - Morgan Stanley	4.07	11/28/2025	12/1/2025	2,639,000,000	2,639,895,061	U.S. Treasuries (including strips)	0.00 - 6.13	12/23/2025 - 11/15/2032	2,692,692,979
US Bancorp Inv	4.08	11/28/2025	12/1/2025	456,000,000	456,155,040	U.S. Treasuries (including strips)	0.00 - 5.00	2/5/2026 - 8/15/2045	465,278,172
Total Repurchase Agreements				14,969,000,000	14,974,065,823				15,273,547,222

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Repurchase Agreements	26,144,944,000	-	26,144,944,000	-

Commercial Paper	2,368,000,000	-	2,368,000,000	-

Time Deposits	5,715,406,000	-	5,715,406,000	-

U.S. Treasury Obligations	24,427,878,956	-	24,427,878,956	-
Total Investments in Securities:	58,656,228,956	-	58,656,228,956	-
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$10,282,095,000 due 12/01/2025 at 4.08%
Bank of Nova Scotia/The	989,488,000
BofA Securities Inc	164,915,000
Citigroup Global Capital Markets Inc	989,488,000
HSBC Securities Inc (USA)	167,147,000
Nomura Securities International Inc	560,710,000
Rbc Dominion Securities Inc	2,462,905,000
Societe Generale SA	659,659,000
Sumitomo Mitsui Banking Corp/New York	3,166,363,000
Wells Fargo Bank NA	659,659,000
Wells Fargo Securities LLC	461,761,000
10,282,095,000
$893,849,000 due 12/01/2025 at 3.90%
BofA Securities Inc	428,778,000
Citigroup Global Capital Markets Inc	461,761,000
HSBC Securities Inc (USA)	3,310,000
893,849,000
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $26,144,944,000) - See accompanying schedule: Unaffiliated issuers (cost $58,655,247,718)		$58,656,228,956
Cash		358,374,504
Interest receivable		12,088,026
Other affiliated receivables		20,384
Other receivables		192,465
Total assets		59,026,904,335
Liabilities
Payable for investments purchased	$1,712,710,332
Distributions payable	183,468,875
Other payables and accrued expenses	254,390
Total liabilities		1,896,433,597
Net Assets		$57,130,470,738
Net Assets consist of:
Paid in capital		$57,129,483,077
Total accumulated earnings (loss)		987,661
Net Assets		$57,130,470,738
Net Asset Value, offering price and redemption price per share ($57,130,470,738 ÷ 57,118,620,969 shares)		$1.0002
Statement of Operations
Six months ended November 30, 2025 (Unaudited)
Investment Income
Interest (including $1,281,930 from affiliated interfund lending)		$1,129,414,753
Expenses
Custodian fees and expenses	$74,963
Independent trustees' fees and expenses	62,363
Total expenses		137,326
Net Investment income (loss)		1,129,277,427
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(74,401)
Total net realized gain (loss)		(74,401)
Change in net unrealized appreciation (depreciation) on investment securities		(290,847)
Net gain (loss)		(365,248)
Net increase in net assets resulting from operations		$1,128,912,179
Statement of Changes in Net Assets

	Six months ended November 30, 2025 (Unaudited)	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,129,277,427	$2,380,089,392
Net realized gain (loss)	(74,401)	77,799
Change in net unrealized appreciation (depreciation)	(290,847)	(2,499,920)
Net increase in net assets resulting from operations	1,128,912,179	2,377,667,271
Distributions to shareholders	(1,129,272,731)	(2,380,094,739)

Affiliated share transactions
Proceeds from sales of shares	313,877,839,728	589,077,444,580
Reinvestment of distributions	33,338	71,933
Cost of shares redeemed	(311,816,771,852)	(582,416,954,869)

Net increase (decrease) in net assets and shares resulting from share transactions	2,061,101,214	6,660,561,644
Total increase (decrease) in net assets	2,060,740,662	6,658,134,176

Net Assets
Beginning of period	55,069,730,076	48,411,595,900
End of period	$57,130,470,738	$55,069,730,076

Other Information
Shares
Sold	313,814,589,231	588,959,174,271
Issued in reinvestment of distributions	33,332	71,919
Redeemed	(311,753,831,153)	(582,299,777,527)
Net increase (decrease)	2,060,791,410	6,659,468,663

Financial Highlights
Fidelity® Cash Central Fund

	Six months ended November 30, 2025 (Unaudited)	Years ended May 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.0002	$1.0003	$1.0002	$1.0002	$1.0002	$1.0002
Income from Investment Operations
Net investment income (loss) A	.0213	.0476	.0536	.0354	.0016	.0010
Net realized and unrealized gain (loss)	- B	(.0001)	.0001	- B	- B	- B
Total from investment operations	.0213	.0475	.0537	.0354	.0016	.0010
Distributions from net investment income	(.0213)	(.0476)	(.0536)	(.0354)	(.0016)	(.0010)
Total distributions	(.0213)	(.0476)	(.0536)	(.0354)	(.0016)	(.0010)
Net asset value, end of period	$1.0002	$1.0002	$1.0003	$1.0002	$1.0002	$1.0002
Total Return C,D	2.15%	4.85%	5.51%	3.59%	.15%	.10%
Ratios to Average Net Assets A,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	4.25% H	4.74%	5.37%	3.42%	.14%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$57,130,471	$55,069,730	$48,411,596	$41,063,802	$52,890,259	$58,295,494

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.00005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2025

1. Organization.
Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations, commercial paper and other short-term securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Cash Central Fund	$206,465

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,086,351
Gross unrealized depreciation	(105,113)
Net unrealized appreciation (depreciation)	$981,238
Tax cost	$58,655,247,718

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance ($)	Weighted Average Interest Rate
Fidelity Cash Central Fund	Lender	16,777,601	4.47%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
5. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Cash Central Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the fact that FMR does not receive a management fee from the fund for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the lineup of the Fidelity funds; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.734014.125
TCC-SANN-0126

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Revere Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	January 22, 2026